UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® GNMA Fund

April 30, 2013

1.800337.109

MOG-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.6%
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5532% 12/7/20 (NCUA Guaranteed) (c)	$ 11,583	$ 11,617
Series 2010-R2 Class 1A, 0.5703% 11/6/17 (NCUA Guaranteed) (c)	22,135	22,225
Series 2011-R1 Class 1A, 0.6532% 1/8/20 (NCUA Guaranteed) (c)	19,305	19,395
Series 2011-R4 Class 1A, 0.5803% 3/6/20 (NCUA Guaranteed) (c)	10,046	10,068
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $63,069)		63,305
U.S. Government Agency - Mortgage Securities - 105.2%

Fannie Mae - 0.1%
2.014% 2/1/33 (c)	131	137
2.072% 7/1/35 (c)	61	64
2.112% 3/1/35 (c)	131	138
2.133% 12/1/34 (c)	118	123
2.163% 9/1/33 (c)	1,236	1,301
2.26% 10/1/33 (c)	71	75
2.349% 7/1/36 (c)	302	320
2.425% 3/1/35 (c)	21	22
2.526% 10/1/33 (c)	125	133
2.554% 1/1/35 (c)	614	652
2.597% 9/1/34 (c)	690	740
2.605% 7/1/34 (c)	81	85
2.608% 7/1/34 (c)	1,161	1,243
2.629% 3/1/33 (c)	295	315
2.676% 6/1/47 (c)	375	403
2.742% 11/1/36 (c)	627	674
2.745% 3/1/36 (c)	706	755
2.806% 8/1/35 (c)	768	823
2.831% 5/1/35 (c)	837	896
3.212% 8/1/35 (c)	1,758	1,883
4% 10/1/25	547	584
5.5% 12/1/17 to 3/1/20	1,635	1,759
6.5% 10/1/17	102	111
7% 11/1/16 to 3/1/17	534	575
7.5% 2/1/14 to 4/1/17	135	142
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
8.5% 12/1/27	$ 111	$ 133
9.5% 9/1/30	15	17
10.25% 10/1/18	4	4
11.5% 2/1/15 to 7/1/15	3	3
12.5% 10/1/15 to 7/1/16	8	8
		14,118
Freddie Mac - 0.2%
2.167% 6/1/33 (c)	699	736
2.229% 3/1/37 (c)	96	101
2.322% 12/1/35 (c)	580	607
2.369% 12/1/35 (c)	5,155	5,483
2.375% 5/1/37 (c)	159	169
2.4% 6/1/33 (c)	2,024	2,153
2.528% 11/1/35 (c)	626	668
2.57% 3/1/35 (c)	3,121	3,341
2.575% 10/1/35 (c)	640	682
2.637% 7/1/35 (c)	668	703
2.643% 10/1/36 (c)	805	860
2.971% 6/1/33 (c)	1,846	1,985
2.985% 8/1/34 (c)	226	242
2.989% 4/1/36 (c)	694	746
3.024% 3/1/33 (c)	20	21
5.5% 7/1/24 to 1/1/25 (b)	2,263	2,487
8.5% 10/1/18 to 6/1/25	22	26
9% 7/1/18 to 3/1/20	2	3
9.5% 7/1/30	53	59
10% 4/1/15 to 7/1/18	34	37
10.25% 11/1/16	3	3
12% 6/1/15	2	2
12.5% 9/1/13 to 5/1/15	3	3
13% 5/1/14 to 11/1/14	1	1
13.5% 9/1/14	0*	0*
		21,118
Ginnie Mae - 104.9%
2.5% 2/20/41 to 2/15/43	229,000	233,749
3% 4/20/27 to 9/15/42	36,754	39,161
3% 5/1/43 (a)	159,300	169,538
3% 5/1/43 (a)	147,500	156,980
3% 5/1/43 (a)	267,700	284,905
3% 5/1/43 (a)	73,000	77,692
3% 5/1/43 (a)	178,600	189,772
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
3% 5/1/43 (a)	$ 473,000	$ 502,586
3% 5/1/43 (a)	204,600	217,398
3% 5/1/43 (a)	200,000	212,510
3% 6/1/43 (a)	204,600	216,806
3.5% 4/15/25 to 3/20/43	998,375	1,085,373
3.5% 5/1/43 (a)	15,000	16,336
3.5% 5/1/43 (a)	158,400	171,716
3.5% 5/1/43 (a)	237,800	257,790
3.5% 5/1/43 (a)	248,900	269,823
4% 6/15/24 to 5/15/42 (b)	1,297,646	1,416,996
4.3% 8/20/61 (g)	10,816	12,029
4.497% 1/20/62 (g)	8,350	9,468
4.5% 3/15/25 to 3/15/42	2,142,579	2,362,444
4.564% 11/20/61 (g)	10,217	11,545
4.616% 1/20/62 (g)	8,673	9,736
4.649% 2/20/62 (g)	7,130	8,125
4.682% 2/20/62 (g)	9,362	10,661
4.875% 9/15/39 to 12/15/39	18,196	19,987
5% 8/15/18 to 9/15/41	1,070,306	1,190,371
5.35% 4/20/29 to 12/20/30	23,153	25,729
5.391% 11/20/59 (g)	68,651	75,882
5.5% 12/20/18 to 3/20/40	472,726	524,875
6% 8/15/17 to 5/15/39	519,720	590,383
6.45% 10/15/31 to 11/15/32	1,050	1,225
6.5% 5/15/23 to 1/15/39	72,391	83,756
7% 12/20/16 to 9/20/34	40,991	47,620
7.25% 9/15/27	55	64
7.395% 6/20/25 to 11/20/27	1,013	1,179
7.5% 5/15/17 to 9/20/32	16,858	19,777
8% 8/15/18 to 7/15/32	4,460	5,250
8.5% 5/15/16 to 2/15/31	860	950
9% 5/15/14 to 5/15/30	583	668
9.5% 12/20/15 to 4/20/17	112	120
10.5% 1/15/14 to 10/15/18	118	127
13% 9/15/13 to 1/15/15	3	3
13.5% 1/15/15	1	1
		10,531,106
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,309,162)		10,566,342
Collateralized Mortgage Obligations - 14.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 14.7%
Fannie Mae:
floater Series 2008-76 Class EF, 0.7002% 9/25/23 (c)	$ 3,718	$ 3,735
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	5,180	6,074
sequential payer Series 2010-50 Class FA, 0.5502% 1/25/24 (c)	1,772	1,777
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	307	8
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (d)	841	150
Series 339 Class 5, 5.5% 8/1/33 (d)	1,196	147
Series 343 Class 16, 5.5% 5/1/34 (d)	938	122
Freddie Mac:
floater planned amortization class Series 3153 Class FX, 0.5487% 5/15/36 (c)	10,369	10,389
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	1,478	1,750
Series 40 Class K, 6.5% 8/17/24	576	656
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	3,104	3,682
Series 2601 Class TI, 5.5% 10/15/22 (d)	1,038	28
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	16,654	18,939
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.5492% 5/20/31 (c)	296	297
Series 2002-41 Class HF, 0.5997% 6/16/32 (c)	313	315
Series 2007-36 Class FW, 0.4797% 6/16/37 (c)	12,303	12,302
Series 2007-37 Class TS, 6.4903% 6/16/37 (c)(d)(f)	4,423	937
Series 2008-25 Class FB, 0.7992% 3/20/38 (c)	14,239	14,401
Series 2008-41 Class FA, 0.8592% 5/20/38 (c)	5,889	5,948
Series 2008-51 Class FE, 0.9497% 6/16/38 (c)	1,007	1,024
Series 2008-57 Class AF, 0.7792% 7/20/38 (c)	3,911	3,956
Series 2009-100 Class FG, 0.8297% 11/16/39 (c)	9,300	9,411
Series 2010-130 Class KF, 0.8497% 10/16/40 (c)	7,442	7,530
Series 2010-H03 Class FA, 0.7542% 3/20/60 (c)(g)	35,942	36,058
Series 2010-H17 Class FA, 0.5342% 7/20/60 (c)(g)	21,363	21,210
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2010-H18 Class AF, 0.5037% 9/20/60 (c)(g)	$ 22,175	$ 22,010
Series 2010-H19 Class FG, 0.5037% 8/20/60 (c)(g)	29,229	29,017
Series 2010-H27 Series FA, 0.5837% 12/20/60 (c)(g)	7,587	7,560
Series 2011-H05 Class FA, 0.7037% 12/20/60 (c)(g)	14,432	14,466
Series 2011-H07 Class FA, 0.7037% 2/20/61 (c)(g)	5,446	5,459
Series 2011-H12 Class FA, 0.6937% 2/20/61 (c)(g)	31,570	31,629
Series 2011-H13 Class FA, 0.7037% 4/20/61 (c)(g)	12,822	12,851
Series 2011-H14:
Class FB, 0.7037% 5/20/61 (c)(g)	14,358	14,395
Class FC, 0.7037% 5/20/61 (c)(g)	14,222	14,256
Series 2011-H17 Class FA, 0.7337% 6/20/61 (c)(g)	19,344	19,412
Series 2011-H21 Class FA, 0.8037% 10/20/61 (c)(g)	21,679	21,829
Series 2012-74 Class FL, 0.4492% 5/20/41 (c)	8,576	8,580
Series 2012-H01 Class FA, 0.9037% 11/20/61 (c)(g)	18,091	18,310
Series 2012-H03 Class FA, 0.9037% 1/20/62 (c)(g)	11,213	11,350
Series 2012-H06 Class FA, 0.8337% 1/20/62 (c)(g)	18,050	18,206
Series 2012-H07 Class FA, 0.8337% 3/20/62 (c)(g)	10,604	10,700
Series 2012-H26, Class CA, 0.7337% 7/20/60 (c)(g)	47,476	47,689
floater planned amortization Series 2011-141 Class MF, 0.5997% 12/16/40 (c)	19,236	19,300
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	5,879	6,690
Series 1994-4 Class KQ, 7.9875% 7/16/24	430	498
Series 2000-26 Class PK, 7.5% 9/20/30	1,210	1,476
Series 2002-50 Class PE, 6% 7/20/32	7,108	8,143
Series 2003-26 Class PI, 5.5% 1/16/32 (d)	673	4
Series 2003-54 Class UE, 5% 6/20/33	31,040	36,006
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2003-70 Class LE, 5% 7/20/32	$ 23,848	$ 25,110
Series 2004-19 Class DP, 5.5% 3/20/34	1,977	2,117
Series 2004-64 Class KE, 5.5% 12/20/33	11,906	12,735
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,485
Series 2005-54 Class BM, 5% 7/20/35	9,658	9,862
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	7,095
Series 2006-50 Class JC, 5% 6/20/36	10,044	11,348
Series 2007-2 Class PC, 5.5% 6/20/35	21,510	23,536
Series 2007-54 Class FC, 0.4592% 9/20/37 (c)	12,867	12,868
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	21,640
Series 2010-117 Class E, 3% 10/20/39	10,076	10,442
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	7,465	1,428
Series 2011-52 Class PA, 4.25% 2/16/41	60,549	65,596
Series 2011-79 Class PO, 6/20/40 (e)	23,425	20,826
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	338	399
Series 1998-23 Class ZB, 6.5% 6/20/28	2,870	3,288
Series 2001-33 Class SD, 7.8508% 7/20/31 (c)(d)(f)	621	157
Series 2001-40 Class Z, 6% 8/20/31	2,746	3,082
Series 2001-49 Class Z, 7% 10/16/31	1,363	1,590
Series 2002-18 Class ZB, 6% 3/20/32	2,700	3,072
Series 2002-24 Class SK, 7.7503% 4/16/32 (c)(d)(f)	1,576	407
Series 2002-29:
Class SK, 8.25% 5/20/32 (c)(f)	158	178
Class Z, 6.5% 5/16/32	3,752	4,337
Series 2002-33 Class ZJ, 6.5% 5/20/32	2,429	2,821
Series 2002-42 Class ZA, 6% 6/20/32	1,793	2,037
Series 2002-43 Class Z, 6.5% 6/20/32	4,571	5,294
Series 2002-45 Class Z, 6% 6/20/32	999	1,151
Series 2002-49 Class ZA, 6.5% 7/20/32	15,549	18,028
Series 2003-75 Class ZA, 5.5% 9/20/33	6,735	7,585
Series 2004-24 Class ZM, 5% 4/20/34	8,962	10,492
Series 2004-46 Class BZ, 6% 6/20/34	8,176	9,308
Series 2004-65 Class VE, 5.5% 7/20/15	1,509	1,586
Series 2004-86 Class G, 6% 10/20/34	6,273	8,122
Series 2005-28 Class AJ, 5.5% 4/20/35	21,345	23,381
Series 2005-47 Class ZY, 6% 6/20/35	6,392	8,465
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,271
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer:
Series 2005-82 Class JV, 5% 6/20/35	$ 3,500	$ 4,051
Series 2008-17 Class BN, 5% 2/20/38	18,739	20,460
Series 2009-26 Class SC, 6.2003% 1/16/38 (c)(d)	19,758	3,189
Series 2009-61 Class AZ 5.5% 8/20/39	85,601	96,441
Series 2010-45 Class TB, 5% 4/16/40	107,314	122,384
Series 2011-29 Class BV, 5% 5/20/40	10,483	12,411
Series 1998-2 Class SA, 8.3003% 1/16/28 (c)(d)	624	151
Series 1999-34 Class SC, 8.4003% 9/16/19 (c)(d)(f)	802	92
Series 1999-40 Class SE, 8.7503% 11/16/29 (c)(d)(f)	1,081	134
Series 1999-43:
Class SJ, 7.8003% 11/16/29 (c)(d)(f)	4,881	767
Class UN, 7.8003% 11/16/29 (c)(d)	1,576	211
Series 1999-45 Class SC, 8.4003% 12/16/29 (c)(d)	2,360	259
Series 1999-46 Class SJ, 8.3503% 12/16/29 (c)(d)	1,665	331
Series 2000-35 Class SA, 7.7503% 12/16/26 (c)(d)(f)	2,792	659
Series 2000-36 Class S, 7.7503% 11/16/30 (c)(d)	1,777	408
Series 2000-8:
Class SA, 8.2503% 1/16/30 (c)(d)(f)	934	112
Class SB, 8.2503% 1/16/30 (c)(d)	2,167	423
Series 2001-3 Class S, 7.9003% 2/16/31 (c)(d)	328	76
Series 2001-36 Class SB, 7.9003% 12/16/23 (c)(d)(f)	1,082	225
Series 2001-36 Class SP, 8.5503% 9/16/26 (c)(d)	811	163
Series 2001-38 Class SB, 7.3803% 8/16/31 (c)(d)(f)	559	128
Series 2001-41 Class SG, 8.5503% 9/16/31 (c)(d)	442	83
Series 2001-46 Class SB, 7.9503% 5/16/23 (c)(d)	597	86
Series 2001-49:
Class SC, 7.4003% 12/16/25 (c)(d)(f)	1,365	266
Class SL, 7.4003% 5/16/30 (c)(d)(f)	1,490	320
Class SV, 8.0503% 12/16/28 (c)(d)(f)	1,465	179
Series 2001-50:
Class ST, 7.5003% 8/16/27 (c)(d)(f)	361	83
Class SV, 9.1003% 9/16/27 (c)(d)	3,082	597
Series 2001-65 Class SV, 7.9008% 2/20/29 (c)(d)(f)	3,173	731
Series 2002-21 Class SV, 7.9003% 3/16/32 (c)(d)(f)	3,721	868
Series 2002-5 Class SP, 7.2503% 1/16/32 (c)(d)(f)	617	131
Series 2003-23 Class S, 6.3503% 12/16/29 (c)(d)(f)	3,966	760
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2003-42 Class SH, 6.3508% 5/20/33 (c)(d)(f)	$ 1,590	$ 311
Series 2003-92 Class SN, 6.2303% 10/16/33 (c)(d)(f)	10,047	1,714
Series 2004-32 Class GS, 6.3003% 5/16/34 (c)(d)(f)	1,126	237
Series 2004-59 Class SC, 7.0003% 8/16/34 (c)(d)	6,844	1,476
Series 2004-73 Class AL, 7.0003% 8/17/34 (c)(d)(f)	2,264	450
Series 2005-13 Class SA, 6.6008% 2/20/35 (c)(d)(f)	16,942	2,865
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,293
Series 2005-82 Class NS, 6.1008% 7/20/34 (c)(d)	17,413	2,809
Series 2006-13 Class DS, 10.8012% 3/20/36 (c)(f)	17,020	20,230
Series 2007-35 Class SC, 39.0018% 6/16/37 (c)(f)	5,123	10,294
Series 2008-15 Class CI, 6.2908% 2/20/38 (c)(d)	9,005	1,200
Series 2008-60 Class SH, 5.9503% 7/16/38 (c)(d)(f)	5,792	972
Series 2008-88 Class BZ, 5.5% 5/20/33	51,969	57,601
Series 2009-13 Class E, 4.5% 3/16/39	12,735	13,737
Series 2009-42 Class AY, 5% 6/16/37	8,634	9,582
Series 2009-76 Class SB, 5.9003% 9/16/39 (c)(d)(f)	36,446	5,990
Series 2010-167 Class KW, 5% 9/20/36	27,861	29,314
Series 2010-42 Class OP, 4/20/40 (e)	30,033	26,761
Series 2010-H010 Class FA, 0.5342% 5/20/60 (c)(g)	14,146	14,045
Series 2010-H12 Class PT, 5.47% 11/20/59 (g)	14,731	16,203
Series 2010-H23 Class PT, 5.427% 10/20/60 (c)(g)	73,114	83,442
Series 2011-13 Class S, 5.7503% 1/16/41 (c)(d)	31,310	5,612
Series 2012-64:
Class IA, 5.5% 5/16/42 (d)	21,589	2,927
Class KB, 3.2742% 5/20/41 (c)	7,525	8,145
Series 2012-76 Class GS, 6.5003% 6/16/42 (c)(d)(f)	7,256	1,217
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,419,342)		1,473,427
Commercial Mortgage Securities - 0.0%

Fannie Mae Series 1998-M3 Class IB, 0.7% 1/17/38 (c)(d)	2,051	29
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (c)(d)	14,479	111
Series 2001-12 Class X, 0.643% 7/16/40 (c)(d)	8,367	166
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.6092% 9/16/42 (c)(d)	$ 24,675	$ 367
Series 2002-62 Class IO, 1.0974% 8/16/42 (c)(d)	20,783	887
Series 2002-85 Class X, 0.8096% 3/16/42 (c)(d)	6,670	176
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $13,098)		1,736
Cash Equivalents - 6.9%
Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 4/30/13 due 5/1/13 (Collateralized by U.S. Government Obligations) # (Cost $691,031)	691,034	691,031
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Call Options - 0.0%
Option on an interest rate swap with Deutsche Bank to pay a fixed rate of 2.1075% and receive a floating rate based on 3-month LIBOR expiring July 2023	7/2/13	62,774	201
Option on an interest rate swap with JPMorgan Chase Bank to pay a fixed rate of 2.106% and receive a floating rate based on 3-month LIBOR expiring July 2023	7/2/13	143,191	463
TOTAL PURCHASED SWAPTIONS (Cost $2,615)			664
TOTAL INVESTMENT PORTFOLIO - 127.4% (Cost $12,498,317)		12,796,505
NET OTHER ASSETS (LIABILITIES) - (27.4)%		(2,752,561)
NET ASSETS - 100%		$ 10,043,944
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 5/1/43	$ (473,000)	$ (503,399)
3% 5/1/43	(204,600)	(217,398)
3% 5/1/43	(204,600)	(217,398)
3.5% 5/1/43	(6,000)	(6,534)
4.5% 5/1/43	(21,000)	(22,905)
4.5% 5/1/43	(42,000)	(45,810)
TOTAL TBA SALE COMMITMENTS (Proceeds $1,009,746)		$ (1,013,444)
Swap Agreements
Interest Rate Swaps
Counterparty	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
JPMorgan Chase, Inc.	Oct. 2015	$ 85,000	3-month LIBOR	1.4%	$ (2,165)	$ 0	$ (2,165)
JPMorgan Chase, Inc.	Jun. 2017	17,900	3-month LIBOR	1%	(323)	0	(323)
JPMorgan Chase, Inc.	Nov. 2022	115,563	3-month LIBOR	1.75%	(649)	0	(649)
TOTAL INTEREST RATE SWAPS					$ (3,137)	$ 0	$ (3,137)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security has been segregated as collateral for open options and swap agreements. At the period end, the value of securities pledged amounted to $2,655,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

* Amount represents less than $1,000.

Quarterly Report

Investments (Unaudited) - continued

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in Thousands)
$691,031,000 due 5/01/13 at 0.14%
Citibank NA	$ 46,207
Commerz Markets LLC	235,618
Credit Suisse Securities (USA) LLC	155,068
HSBC Securities (USA), Inc.	138,621
J.P. Morgan Securities, Inc.	115,517
$ 691,031
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $12,498,972,000. Net unrealized appreciation aggregated $297,533,000, of which $321,380,000 related to appreciated investment securities and $23,847,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement Fund 2016SM

Class A
Class T
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement Fund 2016SM

1.858554.105

ARW16-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 13.2%
	Shares	Value
Domestic Equity Funds - 13.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,805	$ 131,536
Fidelity Blue Chip Growth Fund	2,241	121,582
Fidelity Disciplined Equity Fund	5,095	140,779
Fidelity Equity-Income Fund	3,539	187,705
Fidelity Series 100 Index Fund	11,535	121,582
Fidelity Series Broad Market Opportunities Fund	17,402	215,434
Fidelity Series Small Cap Opportunities Fund	1,499	18,486
TOTAL EQUITY FUNDS (Cost $609,929)		937,104
Fixed-Income Funds - 26.0%

Investment Grade Fixed-Income Funds - 26.0%
Fidelity Government Income Fund	34,812	369,011
Fidelity Strategic Real Return Fund	37,463	369,011
Fidelity Total Bond Fund	100,586	1,108,454
TOTAL FIXED-INCOME FUNDS (Cost $1,646,079)		1,846,476
Short-Term Funds - 60.8%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	2,647,066	$ 2,647,066
Fidelity Short-Term Bond Fund	195,051	1,679,388
TOTAL SHORT-TERM FUNDS (Cost $4,274,334)		4,326,454
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,530,342)		7,110,034
NET OTHER ASSETS (LIABILITIES) - 0.0%		(834)
NET ASSETS - 100%		$ 7,109,200
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $6,594,412. Net unrealized appreciation aggregated $515,622, of which $515,737 related to appreciated investment securities and $115 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2020 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2020 FundSM

1.858558.105

ARW20-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 31.4%
	Shares	Value
Domestic Equity Funds - 28.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	12,509	$ 241,800
Fidelity Blue Chip Growth Fund	4,134	224,313
Fidelity Disciplined Equity Fund	9,384	259,286
Fidelity Equity-Income Fund	6,514	345,514
Fidelity Series 100 Index Fund	21,282	224,313
Fidelity Series Broad Market Opportunities Fund	32,098	397,372
Fidelity Series Small Cap Opportunities Fund	2,788	34,371
TOTAL DOMESTIC EQUITY FUNDS		1,726,969
International Equity Funds - 2.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,601	167,632
TOTAL EQUITY FUNDS (Cost $1,412,404)		1,894,601
Fixed-Income Funds - 40.7%

High Yield Fixed-Income Funds - 1.3%
Fidelity Capital & Income Fund	3,853	37,988
Fidelity Strategic Income Fund	3,312	37,988
TOTAL HIGH YIELD FIXED-INCOME FUNDS		75,976

	Shares	Value
Investment Grade Fixed-Income Funds - 39.4%
Fidelity Government Income Fund	44,826	$ 475,157
Fidelity Strategic Real Return Fund	48,239	475,157
Fidelity Total Bond Fund	129,353	1,425,473
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,375,787
TOTAL FIXED-INCOME FUNDS (Cost $2,335,417)		2,451,763
Short-Term Funds - 27.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	841,776	841,776
Fidelity Short-Term Bond Fund	97,767	841,776
TOTAL SHORT-TERM FUNDS (Cost $1,666,890)		1,683,552
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,414,711)		6,029,916
NET OTHER ASSETS (LIABILITIES) - 0.0%		(431)
NET ASSETS - 100%		$ 6,029,485
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $5,459,575. Net unrealized appreciation aggregated $570,341, of which $574,896 related to appreciated investment securities and $4,555 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2022 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2022 FundSM

1.858561.105

ARW22-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.0%
	Shares	Value
Domestic Equity Funds - 34.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	11,889	$ 229,822
Fidelity Blue Chip Growth Fund	3,935	213,509
Fidelity Disciplined Equity Fund	8,908	246,135
Fidelity Equity-Income Fund	6,187	328,181
Fidelity Series 100 Index Fund	20,257	213,509
Fidelity Series Broad Market Opportunities Fund	30,501	377,600
Fidelity Series Small Cap Opportunities Fund	2,646	32,626
TOTAL DOMESTIC EQUITY FUNDS		1,641,382
International Equity Funds - 3.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,913	178,964
TOTAL EQUITY FUNDS (Cost $1,604,298)		1,820,346
Fixed-Income Funds - 39.0%

High Yield Fixed-Income Funds - 2.7%
Fidelity Capital & Income Fund	6,521	64,293
Fidelity Strategic Income Fund	5,605	64,293
TOTAL HIGH YIELD FIXED-INCOME FUNDS		128,586

	Shares	Value
Investment Grade Fixed-Income Funds - 36.3%
Fidelity Government Income Fund	32,907	$ 348,812
Fidelity Strategic Real Return Fund	35,412	348,812
Fidelity Total Bond Fund	94,914	1,045,955
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,743,579
TOTAL FIXED-INCOME FUNDS (Cost $1,849,993)		1,872,165
Short-Term Funds - 23.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	552,725	552,725
Fidelity Short-Term Bond Fund	64,196	552,725
TOTAL SHORT-TERM FUNDS (Cost $1,101,291)		1,105,450
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,555,582)		4,797,961
NET OTHER ASSETS (LIABILITIES) - 0.0%		(107)
NET ASSETS - 100%		$ 4,797,854
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $4,573,220. Net unrealized appreciation aggregated $224,741, of which $251,124 related to appreciated investment securities and $26,383 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2032 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2032 FundSM

1.858572.105

ARW32-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.0%
	Shares	Value
Domestic Equity Funds - 45.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	14,065	$ 271,877
Fidelity Blue Chip Growth Fund	4,653	252,488
Fidelity Disciplined Equity Fund	10,542	291,266
Fidelity Equity-Income Fund	7,327	388,642
Fidelity Series 100 Index Fund	23,955	252,488
Fidelity Series Broad Market Opportunities Fund	36,091	446,809
Fidelity Series Small Cap Opportunities Fund	3,145	38,778
TOTAL DOMESTIC EQUITY FUNDS		1,942,348
International Equity Funds - 7.9%
Fidelity Advisor International Discovery Fund Institutional Class	9,296	338,661
TOTAL EQUITY FUNDS (Cost $1,909,264)		2,281,009
Fixed-Income Funds - 33.7%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	10,794	106,424
Fidelity Strategic Income Fund	9,278	106,424
TOTAL HIGH YIELD FIXED-INCOME FUNDS		212,848

	Shares	Value
Investment Grade Fixed-Income Funds - 28.8%
Fidelity Government Income Fund	23,372	$ 247,748
Fidelity Strategic Real Return Fund	25,152	247,748
Fidelity Total Bond Fund	67,562	744,537
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,240,033
TOTAL FIXED-INCOME FUNDS (Cost $1,433,266)		1,452,881
Short-Term Funds - 13.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	287,388	287,388
Fidelity Short-Term Bond Fund	33,378	287,388
TOTAL SHORT-TERM FUNDS (Cost $572,290)		574,776
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,914,820)		4,308,666
NET OTHER ASSETS (LIABILITIES) - 0.0%		(114)
NET ASSETS - 100%		$ 4,308,552
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $3,916,370. Net unrealized appreciation aggregated $392,296, of which $398,767 related to appreciated investment securities and $6,471 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2034 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2034 FundSM

1.858574.105

ARW34-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.6%
	Shares	Value
Domestic Equity Funds - 45.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	12,362	$ 238,965
Fidelity Blue Chip Growth Fund	4,089	221,870
Fidelity Disciplined Equity Fund	9,267	256,061
Fidelity Equity-Income Fund	6,432	341,166
Fidelity Series 100 Index Fund	21,050	221,870
Fidelity Series Broad Market Opportunities Fund	31,701	392,453
Fidelity Series Small Cap Opportunities Fund	2,773	34,191
TOTAL DOMESTIC EQUITY FUNDS		1,706,576
International Equity Funds - 8.7%
Fidelity Advisor International Discovery Fund Institutional Class	8,814	321,098
TOTAL EQUITY FUNDS (Cost $1,592,234)		2,027,674
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	9,762	96,255
Fidelity Strategic Income Fund	8,392	96,255
TOTAL HIGH YIELD FIXED-INCOME FUNDS		192,510

	Shares	Value
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund	19,599	$ 207,747
Fidelity Strategic Real Return Fund	21,091	207,747
Fidelity Total Bond Fund	56,589	623,611
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,039,105
TOTAL FIXED-INCOME FUNDS (Cost $1,157,541)		1,231,615
Short-Term Funds - 12.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	228,559	228,559
Fidelity Short-Term Bond Fund	26,546	228,559
TOTAL SHORT-TERM FUNDS (Cost $452,049)		457,118
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,201,824)		3,716,407
NET OTHER ASSETS (LIABILITIES) - 0.0%		(78)
NET ASSETS - 100%		$ 3,716,329
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $3,234,142. Net unrealized appreciation aggregated $482,265, of which $483,531 related to appreciated investment securities and $1,266 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2036 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2036 FundSM

1.858576.105

ARW36-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.2%
	Shares	Value
Domestic Equity Funds - 46.7%
Fidelity Advisor Mid Cap II Fund Institutional Class	14,038	$ 271,361
Fidelity Blue Chip Growth Fund	4,642	251,860
Fidelity Disciplined Equity Fund	10,527	290,863
Fidelity Equity-Income Fund	7,307	387,540
Fidelity Series 100 Index Fund	23,896	251,860
Fidelity Series Broad Market Opportunities Fund	36,029	446,045
Fidelity Series Small Cap Opportunities Fund	3,130	38,588
TOTAL DOMESTIC EQUITY FUNDS		1,938,117
International Equity Funds - 9.5%
Fidelity Advisor International Discovery Fund Institutional Class	10,775	392,519
TOTAL EQUITY FUNDS (Cost $2,076,409)		2,330,636
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	11,404	112,445
Fidelity Strategic Income Fund	9,803	112,445
TOTAL HIGH YIELD FIXED-INCOME FUNDS		224,890

	Shares	Value
Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund	21,607	$ 229,039
Fidelity Strategic Real Return Fund	23,253	229,039
Fidelity Total Bond Fund	62,314	686,698
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,144,776
TOTAL FIXED-INCOME FUNDS (Cost $1,363,858)		1,369,666
Short-Term Funds - 10.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	224,475	224,475
Fidelity Short-Term Bond Fund	26,071	224,475
TOTAL SHORT-TERM FUNDS (Cost $447,646)		448,950
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,887,913)		4,149,252
NET OTHER ASSETS (LIABILITIES) - 0.0%		(421)
NET ASSETS - 100%		$ 4,148,831
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $3,898,790. Net unrealized appreciation aggregated $250,462, of which $268,696 related to appreciated investment securities and $18,234 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2038 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2038 FundSM

1.867281.105

ARW38-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.0%
	Shares	Value
Domestic Equity Funds - 47.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,512	$ 145,212
Fidelity Blue Chip Growth Fund	2,484	134,762
Fidelity Disciplined Equity Fund	5,626	155,445
Fidelity Equity-Income Fund	3,908	207,259
Fidelity Series 100 Index Fund	12,786	134,762
Fidelity Series Broad Market Opportunities Fund	19,256	238,392
Fidelity Series Small Cap Opportunities Fund	1,677	20,682
TOTAL DOMESTIC EQUITY FUNDS		1,036,514
International Equity Funds - 10.4%
Fidelity Advisor International Discovery Fund Institutional Class	6,179	225,112
TOTAL EQUITY FUNDS (Cost $938,435)		1,261,626
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund	6,293	62,047
Fidelity Strategic Income Fund	5,410	62,047
TOTAL HIGH YIELD FIXED-INCOME FUNDS		124,094

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	10,988	$ 116,475
Fidelity Strategic Real Return Fund	11,825	116,475
Fidelity Total Bond Fund	31,669	348,988
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		581,938
TOTAL FIXED-INCOME FUNDS (Cost $656,658)		706,032
Short-Term Funds - 9.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	104,718	104,718
Fidelity Short-Term Bond Fund	12,162	104,718
TOTAL SHORT-TERM FUNDS (Cost $206,656)		209,436
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,801,749)		2,177,094
NET OTHER ASSETS (LIABILITIES) - 0.0%		(137)
NET ASSETS - 100%		$ 2,176,957
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $1,813,847. Net unrealized appreciation aggregated $363,247, of which $364,175 related to appreciated investment securities and $928 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2040 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2040 FundSM

1.867286.105

ARW40-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.1%
	Shares	Value
Domestic Equity Funds - 48.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	11,784	$ 227,792
Fidelity Blue Chip Growth Fund	3,903	211,759
Fidelity Disciplined Equity Fund	8,837	244,158
Fidelity Equity-Income Fund	6,140	325,655
Fidelity Series 100 Index Fund	20,091	211,759
Fidelity Series Broad Market Opportunities Fund	30,244	374,420
Fidelity Series Small Cap Opportunities Fund	2,628	32,399
TOTAL DOMESTIC EQUITY FUNDS		1,627,942
International Equity Funds - 11.3%
Fidelity Advisor International Discovery Fund Institutional Class	10,369	377,760
TOTAL EQUITY FUNDS (Cost $1,721,957)		2,005,702
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund	10,162	100,202
Fidelity Strategic Income Fund	8,736	100,202
TOTAL HIGH YIELD FIXED-INCOME FUNDS		200,404

	Shares	Value
Investment Grade Fixed-Income Funds - 26.4%
Fidelity Government Income Fund	16,637	$ 176,355
Fidelity Strategic Real Return Fund	17,904	176,355
Fidelity Total Bond Fund	48,040	529,397
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		882,107
TOTAL FIXED-INCOME FUNDS (Cost $1,067,058)		1,082,511
Short-Term Funds - 7.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	125,920	125,920
Fidelity Short-Term Bond Fund	14,625	125,920
TOTAL SHORT-TERM FUNDS (Cost $250,931)		251,840
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,039,946)		3,340,053
NET OTHER ASSETS (LIABILITIES) - 0.0%		(105)
NET ASSETS - 100%		$ 3,339,948
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $3,055,157. Net unrealized appreciation aggregated $284,896, of which $288,189 related to appreciated investment securities and $3,293 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2042 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2042 FundSM

1.867291.105

ARW42-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.6%
	Shares	Value
Domestic Equity Funds - 50.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	42,037	$ 812,576
Fidelity Blue Chip Growth Fund	13,909	754,700
Fidelity Disciplined Equity Fund	31,504	870,452
Fidelity Equity-Income Fund	21,889	1,160,988
Fidelity Series 100 Index Fund	71,603	754,700
Fidelity Series Broad Market Opportunities Fund	107,898	1,335,773
Fidelity Series Small Cap Opportunities Fund	9,388	115,752
TOTAL DOMESTIC EQUITY FUNDS		5,804,941
International Equity Funds - 12.4%
Fidelity Advisor International Discovery Fund Institutional Class	39,431	1,436,477
TOTAL EQUITY FUNDS (Cost $5,850,060)		7,241,418
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund	37,449	369,247
Fidelity Strategic Income Fund	32,192	369,247
TOTAL HIGH YIELD FIXED-INCOME FUNDS		738,494

	Shares	Value
Investment Grade Fixed-Income Funds - 26.1%
Fidelity Government Income Fund	57,002	$ 604,223
Fidelity Strategic Real Return Fund	61,342	604,223
Fidelity Total Bond Fund	164,699	1,814,983
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,023,429
TOTAL FIXED-INCOME FUNDS (Cost $3,615,667)		3,761,923
Short-Term Funds - 4.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	285,906	285,906
Fidelity Short-Term Bond Fund	33,206	285,906
TOTAL SHORT-TERM FUNDS (Cost $568,537)		571,812
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,034,264)		11,575,153
NET OTHER ASSETS (LIABILITIES) - 0.0%		(90)
NET ASSETS - 100%		$ 11,575,063
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $10,070,951. Net unrealized appreciation aggregated $1,504,202, of which $1,512,878 related to appreciated investment securities and $8,676 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® Ultra-Short Bond Fund
Class A
Class T
Institutional Class

April 30, 2013

Class A, Class T, and Institutional Class are classes of
Fidelity® Ultra-Short Bond Fund

1.816726.108

AUSB-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 58.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.4%
Johnson Controls, Inc. 0.708% 2/4/14 (d)	$ 1,500,000	$ 1,503,504
Automobiles - 2.0%
Daimler Finance North America LLC:
0.8794% 1/9/15 (c)(d)	2,000,000	2,007,042
1.0594% 4/10/14 (c)(d)	1,250,000	1,255,211
Volkswagen International Finance NV:
0.8891% 11/20/14 (c)(d)	2,000,000	2,008,344
0.8936% 4/1/14 (c)(d)	2,500,000	2,504,468
		7,775,065
Media - 0.8%
NBCUniversal Enterprise, Inc. 0.817% 4/15/16 (c)(d)	3,000,000	3,012,912
TOTAL CONSUMER DISCRETIONARY		12,291,481
CONSUMER STAPLES - 2.4%
Beverages - 0.7%
PepsiCo, Inc. 0.4966% 2/26/16 (d)	2,500,000	2,507,723
Food & Staples Retailing - 0.8%
Walgreen Co. 0.7801% 3/13/14 (d)	3,000,000	3,007,116
Food Products - 0.9%
General Mills, Inc.:
0.5756% 1/29/16 (d)	609,000	609,331
0.6401% 5/16/14 (d)	2,475,000	2,480,977
Kellogg Co. 0.5221% 2/13/15 (d)	522,000	522,557
		3,612,865
TOTAL CONSUMER STAPLES		9,127,704
ENERGY - 1.1%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.2171% 6/2/14 (d)	1,226,000	1,232,440
Oil, Gas & Consumable Fuels - 0.8%
Total Capital Canada Ltd. 0.6571% 1/15/16 (d)	3,000,000	3,017,865
TOTAL ENERGY		4,250,305
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 42.1%
Capital Markets - 7.5%
Goldman Sachs Group, Inc.:
0.8836% 9/29/14 (d)	$ 1,000,000	$ 1,001,499
1.2955% 2/7/14 (d)	2,000,000	2,009,920
HSBC Bank PLC 1.0776% 1/17/14 (c)(d)	3,000,000	3,016,572
JPMorgan Chase & Co.:
0.9081% 2/26/16 (d)	2,000,000	2,005,205
0.9371% 10/15/15 (d)	7,951,000	7,992,266
Merrill Lynch & Co., Inc. 0.7371% 1/15/15 (d)	3,500,000	3,482,934
Morgan Stanley:
0.5794% 1/9/14 (d)	2,000,000	1,995,952
1.5381% 2/25/16 (d)	2,500,000	2,513,798
The Bank of New York Mellon Corp.:
0.5061% 10/23/15 (d)	1,000,000	1,001,310
0.5456% 7/28/14 (d)	2,000,000	2,002,844
UBS AG Stamford Branch 1.2756% 1/28/14 (d)	1,722,000	1,732,489
		28,754,789
Commercial Banks - 18.6%
ABN AMRO Bank NV 2.0456% 1/30/14 (c)(d)	2,000,000	2,021,220
ANZ Banking Group Ltd. 1.0194% 1/10/14 (c)(d)	1,000,000	1,004,797
Bank of Montreal 0.7506% 9/11/15 (d)	2,400,000	2,412,108
Bank of Nova Scotia 1.3171% 1/12/15 (d)	1,000,000	1,013,038
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.7391% 2/26/16 (c)(d)	2,000,000	2,001,480
Barclays Bank PLC 1.3171% 1/13/14 (d)	3,500,000	3,520,472
BB&T Corp. 0.9756% 4/28/14 (d)	2,000,000	2,010,814
BNP Paribas 1.1794% 1/10/14 (d)	1,000,000	1,003,948
Commonwealth Bank of Australia:
1.0101% 3/17/14 (c)(d)	2,500,000	2,516,025
1.0801% 9/18/15 (c)(d)	1,000,000	1,010,757
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7601% 3/18/16 (d)	2,030,000	2,034,848
Credit Suisse New York Branch:
1.2371% 1/14/14 (d)	2,500,000	2,514,628
2.2% 1/14/14	1,000,000	1,011,870
Danske Bank A/S 1.3271% 4/14/14 (c)(d)	500,000	502,601
Fifth Third Bancorp 6.25% 5/1/13	1,000,000	1,000,000
Fifth Third Bank 0.6966% 2/26/16 (d)	2,000,000	2,000,688
ING Bank NV 1.5971% 10/18/13 (c)(d)	500,000	502,641
KeyBank NA 5.8% 7/1/14	2,000,000	2,117,942
KeyCorp. 6.5% 5/14/13	2,000,000	2,003,872
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
National Australia Bank Ltd. 0.5761% 1/22/15 (c)(d)	$ 1,500,000	$ 1,501,368
PNC Bank NA 0.5856% 1/28/16 (d)	2,000,000	2,003,380
PNC Funding Corp. 0.4756% 1/31/14 (d)	2,000,000	2,001,626
Rabobank (Netherlands) NV 0.6271% 4/14/14 (d)	3,250,000	3,258,908
Royal Bank of Canada:
0.4796% 4/29/15 (d)	2,000,000	2,000,000
0.6496% 3/8/16 (d)	2,500,000	2,504,953
Societe Generale 2.2% 9/14/13 (c)	1,122,000	1,127,606
Sumitomo Mitsui Banking Corp. 1.2261% 7/22/14 (c)(d)	3,801,000	3,828,481
SunTrust Banks, Inc. 0.5836% 4/1/15 (d)	2,509,000	2,482,992
Svenska Handelsbanken AB 0.7321% 3/21/16 (d)	2,000,000	2,003,055
The Toronto Dominion Bank:
0.5771% 7/14/14 (d)	2,000,000	2,006,206
0.7485% 11/1/13 (d)	500,000	501,055
U.S. Bank NA 0.5571% 10/14/14 (d)	1,510,000	1,510,652
Union Bank NA 1.2331% 6/6/14 (d)	2,480,000	2,499,919
Wachovia Bank NA 0.678% 11/3/14 (d)	3,500,000	3,504,179
Wells Fargo Bank NA 0.5001% 5/16/16 (d)	3,000,000	2,960,061
Westpac Banking Corp.:
1.0136% 3/31/14 (c)(d)	1,000,000	1,006,121
1.0441% 9/25/15 (d)	2,000,000	2,018,318
		70,922,629
Consumer Finance - 7.7%
American Express Credit Corp.:
0.7431% 11/13/15 (d)	3,995,000	4,003,050
1.3801% 6/12/15 (d)	1,000,000	1,017,173
American Honda Finance Corp. 0.743% 5/8/14 (c)(d)	2,000,000	2,007,946
Capital One Financial Corp.:
0.9355% 11/6/15 (d)	1,500,000	1,508,951
1.4271% 7/15/14 (d)	5,040,000	5,090,939
Caterpillar Financial Services Corp. 0.642% 2/9/15 (d)	2,000,000	2,008,100
General Electric Capital Corp.:
0.8804% 1/8/16 (d)	2,000,000	2,012,878
0.9751% 4/24/14 (d)	2,090,000	2,104,379
1.1304% 1/7/14 (d)	5,000,000	5,029,340
HSBC Finance Corp. 0.5271% 1/15/14 (d)	800,000	799,366
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
John Deere Capital Corp. 0.4044% 1/12/15 (d)	$ 2,000,000	$ 2,000,350
Toyota Motor Credit Corp. 0.4591% 11/21/14 (d)	2,000,000	2,002,508
		29,584,980
Diversified Financial Services - 5.9%
Bank of America Corp. 1.8281% 7/11/14 (d)	2,000,000	2,027,836
BP Capital Markets PLC 0.8806% 3/11/14 (d)	2,000,000	2,009,632
Citigroup, Inc.:
0.5755% 11/5/14 (d)	2,500,000	2,491,803
1.0731% 4/1/16 (d)	3,000,000	3,012,075
1.7271% 1/13/14 (d)	3,341,000	3,366,612
2.2931% 8/13/13 (d)	1,500,000	1,507,797
MassMutual Global Funding II 0.6571% 1/14/14 (c)(d)	2,942,000	2,950,229
MetLife Institutional Funding II 0.6504% 1/6/15 (c)(d)	5,000,000	5,005,330
		22,371,314
Insurance - 2.1%
American International Group, Inc. 3% 3/20/15	3,000,000	3,110,856
Monumental Global Funding III 0.4771% 1/15/14 (c)(d)	2,000,000	2,001,346
Principal Life Global Funding II 0.9044% 7/9/14 (c)(d)	1,500,000	1,508,933
Principal Life Income Funding Trusts 0.473% 11/8/13 (d)	1,425,000	1,425,593
		8,046,728
Real Estate Management & Development - 0.3%
Liberty Property LP 5.65% 8/15/14	1,000,000	1,056,337
TOTAL FINANCIALS		160,736,777
HEALTH CARE - 2.2%
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc. 0.4116% 8/28/14 (d)	3,000,000	3,003,399
Pharmaceuticals - 1.4%
AbbVie, Inc. 1.0555% 11/6/15 (c)(d)	3,000,000	3,038,868
Teva Pharmaceutical Finance Co. BV 1.193% 11/8/13 (d)	1,250,000	1,255,301
Teva Pharmaceutical Finance III BV 0.7821% 3/21/14 (d)	1,000,000	1,003,307
		5,297,476
TOTAL HEALTH CARE		8,300,875
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Eaton Corp. 0.6101% 6/16/14 (d)	$ 345,000	$ 345,874
INFORMATION TECHNOLOGY - 1.1%
Computers & Peripherals - 0.5%
Hewlett-Packard Co. 0.5681% 5/24/13 (d)	2,000,000	2,000,092
Office Electronics - 0.6%
Xerox Corp. 1.1101% 5/16/14 (d)	2,195,000	2,192,052
TOTAL INFORMATION TECHNOLOGY		4,192,144
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.6%
AT&T, Inc. 0.677% 2/12/16 (d)	3,000,000	3,008,685
British Telecommunications PLC 1.4051% 12/20/13 (d)	2,445,000	2,460,826
Qwest Corp. 3.5301% 6/15/13 (d)	1,000,000	1,002,825
Verizon Communications, Inc. 0.4811% 3/6/15 (c)(d)	3,590,000	3,592,267
		10,064,603
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC 0.6751% 2/19/16 (d)	3,000,000	3,002,103
TOTAL TELECOMMUNICATION SERVICES		13,066,706
UTILITIES - 2.8%
Electric Utilities - 1.6%
Appalachian Power Co. 0.6651% 8/16/13 (d)	1,937,000	1,938,462
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,400,000	1,444,054
Duke Energy Corp. 3.95% 9/15/14	431,000	450,795
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	527,000	531,798
Northeast Utilities 1.0301% 9/20/13 (d)	810,000	812,067
Pennsylvania Electric Co. 5.125% 4/1/14	1,000,000	1,037,255
		6,214,431
Multi-Utilities - 1.2%
DTE Energy Co. 0.9871% 6/3/13 (d)	1,183,000	1,183,538
Sempra Energy 1.0401% 3/15/14 (d)	3,157,000	3,171,472
		4,355,010
TOTAL UTILITIES		10,569,441
TOTAL NONCONVERTIBLE BONDS (Cost $222,016,647)		222,881,307
U.S. Government Agency Obligations - 3.2%
	Principal Amount	Value
Fannie Mae 0.875% 8/28/14 (Cost $12,102,271)	$ 12,000,000	$ 12,107,226
U.S. Government Agency - Mortgage Securities - 1.3%

Fannie Mae - 1.3%
2.388% 7/1/35 (d)	658,289	699,971
2.424% 6/1/35 (d)	863,437	922,268
2.429% 12/1/34 (d)	436,992	466,290
2.493% 11/1/34 (d)	444,661	474,997
2.539% 2/1/34 (d)	219,803	228,273
2.645% 10/1/35 (d)	883,387	941,335
2.661% 6/1/35 (d)	373,052	398,507
2.671% 11/1/34 (d)	397,464	423,735
2.786% 7/1/34 (d)	403,426	432,639
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,777,016)		4,988,015
Asset-Backed Securities - 22.0%

Ally Auto Receivables Trust:
Series 2010-4 Class A4, 1.35% 12/15/15	450,000	453,631
Series 2012-2 Class A3, 0.74% 4/15/16	2,000,000	2,006,372
Series 2012-3 Class A2, 0.7% 1/15/15	674,715	675,610
Series 2012-SN1:
Class A2, 0.51% 12/22/14	929,915	930,250
Class A3, 0.57% 8/20/15	2,400,000	2,402,242
Ally Master Owner Trust:
Series 2011-1 Class A1, 1.0687% 1/15/16 (d)	3,290,000	3,304,706
Series 2011-3 Class A2, 1.81% 5/15/16	220,000	222,908
Series 2011-5 Class A1, 0.8487% 6/15/15 (d)	510,000	510,204
Series 2012-2 Class A, 0.6987% 3/15/16 (d)	1,000,000	1,000,374
Series 2012-3 Class A2, 1.21% 6/15/17	2,000,000	2,017,124
Series 2013-1 Class A1, 0.6487% 2/15/18 (d)	2,000,000	2,000,336
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	265,130	265,343
Series 2011-4 Class AS, 0.92% 3/9/15	80,962	81,009
Series 2011-5 Class A2, 1.19% 8/8/15	37,599	37,671
Series 2012-1 Class A2, 0.91% 10/8/15	475,338	476,274
Series 2012-2:
Class A2, 0.76% 10/8/15	1,560,674	1,563,184
Class A3, 1.05% 10/11/16	400,000	403,304
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Auto Receivables Trust: - continued
Series 2012-5 Class A2, 0.51% 1/8/16	$ 1,000,000	$ 1,000,256
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.6032% 9/15/17 (c)(d)	2,260,000	2,266,368
BMW Vehicle Lease Trust Series 2012-1 Class A2, 0.59% 6/20/14	472,504	472,831
Capital Auto Receivables Asset Trust:
Series 2008-2 Class B, 6.46% 12/15/14 (c)	74,190	74,375
Series 2008-A Class B, 6.89% 1/15/15 (c)	12,946	12,974
Carmax Auto Owner Trust Series 2012-3 Class A2, 0.43% 9/15/15	2,000,000	2,001,145
Chase Issuance Trust:
Series 2012-A Class A1, 0.2987% 5/16/16 (d)	2,000,000	2,000,000
Series 2012-A6 Class A, 0.3287% 8/15/17 (d)	2,000,000	2,006,023
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (c)	1,644,205	1,646,139
Class A3, 1.1% 8/22/16 (c)	482,003	483,498
Citibank Credit Card Issuance Trust Series 2013-A1 Class A1, 0.2982% 4/24/17 (d)	5,000,000	5,000,000
CNH Equipment Trust Series 2012-D Class A2, 0.51% 4/15/16	1,000,000	1,000,418
Discover Card Master Trust:
Series 2012-A2 Class A2, 0.3487% 10/17/16 (d)	1,000,000	1,000,308
Series 2012-A5 Class A5, 0.4032% 1/16/18 (d)	5,000,000	5,003,221
Fannie Mae Series 2004-T5:
Class AB1, 0.6549% 5/28/35 (d)	80,751	73,300
Class AB3, 0.9314% 5/28/35 (d)	32,052	30,511
Ford Credit Auto Lease Trust:
Series 2012-A:
Class A2, 0.63% 4/15/14	979,727	980,441
Class A4, 1.03% 4/15/15	800,000	805,002
Series 2012-B Class A2, 0.54% 11/15/14	150,000	150,110
Ford Credit Auto Owner Trust Series 2012-D Class A2, 0.4% 9/15/15	1,000,000	1,000,317
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	240,984
Series 2012-1 Class A, 0.6687% 1/15/16 (d)	5,000,000	5,010,815
Series 2012-4 Class A1, 0.74% 9/15/16	745,000	747,659
Fremont Home Loan Trust Series 2005-A Class M4, 1.2202% 1/25/35 (d)	125,000	14,302
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	857,000	864,915
Series 2012-4 Class A, 0.4987% 6/15/18 (d)	5,000,000	5,006,303
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	$ 423,415	$ 424,183
GE Equipment Transportation LLC:
Series 2012-1 Class A2, 0.74% 9/22/14	155,165	155,302
Series 2012-2 Class A2, 0.47% 4/24/15	510,000	509,734
Home Equity Asset Trust Series 2003-5 Class A2, 0.9002% 12/25/33 (d)	10,566	9,450
Hyundai Auto Lease Securitization Trust Series 2013-A Class A2, 0.51% 9/15/15 (c)	3,000,000	3,002,504
Hyundai Auto Receivables Trust Series 2012-B Class A2, 0.54% 1/15/15	1,222,210	1,223,171
John Deere Owner Trust:
Series 2011-A Class A4, 1.96% 4/16/18	404,000	410,544
Series 2012-A Class A2, 0.59% 6/16/14	158,805	158,866
Series 2012-B Class A2, 0.43% 2/17/15	1,986,428	1,987,606
Mercedes-Benz Auto Lease Trust Series 2013-A Class A2, 0.39% 6/15/15	2,000,000	2,000,040
Mercedes-Benz Master Owner Trust Series 2012-BA Class A, 0.4687% 11/15/16 (c)(d)	2,370,000	2,372,913
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.6702% 8/25/35 (d)	20,366	19,326
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5402% 8/25/34 (d)	65,756	62,446
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6732% 5/15/17 (d)	2,250,000	2,261,261
Series 2013-A Class A, 0.5032% 2/15/18 (d)	1,000,000	1,000,144
Ocala Funding LLC Series 2006-1A Class A, 1.5992% 3/20/11 (b)(c)(d)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6502% 9/25/34 (d)	435,000	138,471
Porsche Innovative Lease Owner Trust Series 2012-1 Class A2, 0.44% 2/23/15 (c)	955,552	956,270
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0002% 4/25/33 (d)	1,451	1,384
Santander Drive Auto Receivables Trust:
Series 2011-3 Class A2, 1.11% 8/15/14	11,500	11,504
Series 2011-4 Class A2, 1.37% 3/16/15	67,061	67,187
Series 2012-1 Class A2, 1.25% 4/15/15	754,717	756,489
Series 2012-2 Class A2, 0.91% 5/15/15	251,288	251,661
Series 2012-3 Class A2, 0.83% 4/15/15	565,561	566,168
Series 2013-1 Class A2, 0.48% 2/16/16	790,000	790,483
Series 2013-2 Class A2, 0.47% 3/15/16	1,000,000	1,000,545
SLM Student Loan Trust:
Series 2012-6 Class A1, 0.3602% 2/27/17 (d)	1,435,896	1,436,733
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Student Loan Trust: - continued
Series 2012-7 Class A2, 0.4842% 9/25/19 (d)	$ 1,000,000	$ 1,000,512
Series 2013-1 Class A2, 0.4502% 9/25/19 (d)	2,000,000	2,000,440
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0602% 9/25/34 (d)	21,802	19,949
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	88,038	88,381
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	1,101,863	1,102,905
World Omni Auto Receivables Trust Series 2012-A Class A2, 0.52% 6/15/15	1,029,184	1,030,137
TOTAL ASSET-BACKED SECURITIES (Cost $85,367,989)		84,059,466
Collateralized Mortgage Obligations - 11.4%

Private Sponsor - 0.5%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.4901% 11/19/47 (c)(d)	71,103	71,152
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3392% 12/20/54 (c)(d)	271,816	267,059
Granite Mortgages Series 2003-2 Class 1A3, 0.7761% 7/20/43 (d)	282,524	278,569
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6761% 1/20/44 (d)	39,929	39,611
Series 2004-1 Class 2A1, 0.6001% 3/20/44 (d)	637,537	631,385
Series 2004-3 Class 2A1, 0.5601% 9/20/44 (d)	267,436	264,855
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5302% 12/25/34 (d)	180,301	173,280
TOTAL PRIVATE SPONSOR		1,725,911
U.S. Government Agency - 10.9%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.7002% 4/25/33 (d)	1,312,860	1,324,017
Series 2006-33 Class CF, 0.5002% 5/25/36 (d)	151,534	151,693
Series 2008-76 Class EF, 0.7002% 9/25/23 (d)	39,502	39,689
Series 2010-86 Class FE, 0.6502% 8/25/25 (d)	243,005	244,772
floater planned amortization class:
Series 2004-52 Class PF 0.6502% 12/25/33 (d)	2,933,873	2,949,681
Series 2005-90 Class FC, 0.4502% 10/25/35 (d)	164,323	164,673
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	$ 456,624	$ 491,574
sequential payer:
Series 2005-47 Class HA, 4.5% 7/25/19	264,106	267,306
Series 2009-69 Class EA, 5% 10/25/36	1,066,140	1,082,553
Series 2011-16 Class FB, 0.3502% 3/25/31 (d)	1,801,917	1,803,672
sequential payer floater:
Series 2005-74 Class DF, 0.5502% 7/25/35 (d)	4,075,809	4,087,719
Series 2005-83 Class FP, 0.5302% 10/25/35 (d)	5,590,602	5,599,841
Series 2011-23 Class AB, 2.75% 6/25/20	132,043	136,639
Freddie Mac:
floater:
Series 2711 Class FC, 1.0987% 2/15/33 (d)	370,684	376,735
Series 3346 Class FA, 0.4287% 2/15/19 (d)	3,326,590	3,331,526
Series 3879 Class AF, 0.6287% 6/15/41 (d)	552,745	554,993
floater planned amortization:
Series 3102 Class FD, 0.4987% 1/15/36 (d)	461,902	463,611
Series 4020 Class EF 0.6487% 2/15/42 (d)	3,439,622	3,448,225
Series 4057 Class EF, 0.5487% 12/15/41 (d)	2,764,385	2,775,032
floater planned amortization class:
Series 2953 Class LF, 0.4987% 12/15/34 (d)	2,123,008	2,128,113
Series 3117 Class JF, 0.4987% 2/15/36 (d)	181,654	182,187
floater sequential payer:
Series 2828 Class TF, 0.6487% 10/15/30 (d)	839,829	843,544
Series 3046 Class F, 0.5687% 3/15/33 (d)	2,029,460	2,027,443
Series 3387 Class DF, 0.3787% 10/15/17 (d)	97,291	97,296
planned amortization Series 2836 Class PX, 4% 5/15/18	784,627	796,651
planned amortization class:
Series 3081 Class CP 5.5% 10/15/34	558,473	579,123
Series 3792 Class DF, 0.5987% 11/15/40 (d)	741,240	744,437
sequential payer:
Series 2582 Class CG, 4% 11/15/17	196,209	198,197
Series 2924 Class DA, 4.5% 2/15/19	235,495	238,354
Series 3573 Class LC, 1.85% 8/15/14	290,716	291,898
Series 3659 Class EJ 3% 6/15/18	557,057	575,429
Series 3696 Class AE, 1.2% 7/15/15	224,409	225,794
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.7997% 11/16/39 (d)	220,027	222,152
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2009-116 Class KF, 0.7297% 12/16/39 (d)	$ 192,345	$ 193,774
Series 2009-127 Class FA, 0.7492% 9/20/38 (d)	246,501	248,496
Series 2010-9 Class FA, 0.7197% 1/16/40 (d)	290,648	292,792
Series 2013-37 Class F, 0.4692% 3/20/43 (d)	271,249	271,438
floater planned amortization Series 2004-80 Class FM, 0.4992% 7/20/34 (d)	1,317,365	1,318,561
floater sequential payer Series 2010-120 Class FB 0.4992% 9/20/35 (d)	278,538	279,074
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	118,896	121,389
Series 2010-99 Class PT, 3.5% 8/20/33	152,623	156,348
Series 2012-149 Class LF, 0.4492% 12/20/42 (d)	390,788	390,595
TOTAL U.S. GOVERNMENT AGENCY		41,717,036
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,490,811)		43,442,947
Commercial Mortgage Securities - 1.5%

Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3487% 8/15/29 (c)(d)	560,000	564,551
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	99,367	99,708
Del Coronado Trust floater Series 2013-HDC Class A, 1% 3/15/26 (c)(d)	500,000	500,300
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 1.0017% 12/5/31 (c)(d)	270,000	270,160
Class A2FL, 0.9017% 12/5/31 (c)(d)	350,000	350,314
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.4498% 5/10/40 (d)	71,074	71,477
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (c)(d)	186,152	186,199
Class A2, 1.2601% 3/6/20 (c)(d)	250,000	250,377
Class C, 2.0056% 3/6/20 (c)(d)	300,000	301,256
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.051% 11/8/29 (c)(d)	560,000	561,428
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	$ 73,703	$ 74,773
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	158,377	160,275
Series 2012-GC6 Class A1, 1.282% 1/10/45	77,155	77,916
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(d)	211,756	211,801
Series 2003-CB7 Class A4, 4.879% 1/12/38 (d)	94,121	95,589
Series 2012-C6 Class A1, 1.0305% 5/15/45	238,885	240,226
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2013-FL3 Class A1, 1.004% 4/15/28 (c)(d)	530,000	530,216
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	120,501	121,173
Series 2007-LD11 Class A2, 5.7917% 6/15/49 (d)	124,091	127,840
Morgan Stanley Capital I Trust floater:
Series 2006-XLF Class C, 1.399% 7/15/19 (c)(d)	247,826	99,750
Series 2007-XLFA:
Class A2, 0.304% 10/15/20 (c)(d)	211,830	210,085
Class B, 0.334% 10/15/20 (c)(d)	440,000	429,059
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	35,596	35,636
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A2, 0.3197% 9/15/21 (c)(d)	216,658	213,798
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,237,437)		5,783,907
Municipal Securities - 0.9%

Illinois Gen. Oblig. Series 2010:
4.071% 1/1/14	1,940,000	1,980,042
4.421% 1/1/15	1,375,000	1,442,018
TOTAL MUNICIPAL SECURITIES (Cost $3,422,074)		3,422,060
Certificates of Deposit - 0.8%
	Principal Amount	Value
Bank of Nova Scotia yankee:
0.6971% 10/18/13 (d)	$ 2,000,000	$ 2,004,880
0.792% 2/10/14 (d)	1,000,000	1,003,890
TOTAL CERTIFICATES OF DEPOSIT (Cost $2,998,800)		3,008,770
Commercial Paper - 0.5%

British Telecommunications PLC 1.5% 5/14/13	1,000,000	999,896
Vodafone Group PLC yankee 0.77% 12/30/13	1,000,000	996,143
TOTAL COMMERCIAL PAPER (Cost $1,994,261)		1,996,039
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $3,113,852)	3,113,852	3,113,852
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $385,521,158)		384,803,589
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(3,012,375)
NET ASSETS - 100%		$ 381,791,214
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,189,294 or 17.6% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,135
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 222,881,307	$ -	$ 222,881,307	$ -
U.S. Government and Government Agency Obligations	12,107,226	-	12,107,226	-
U.S. Government Agency - Mortgage Securities	4,988,015	-	4,988,015	-
Asset-Backed Securities	84,059,466	-	83,955,655	103,811
Collateralized Mortgage Obligations	43,442,947	-	43,442,947	-
Commercial Mortgage Securities	5,783,907	-	5,684,157	99,750
Municipal Securities	3,422,060	-	3,422,060	-
Certificates of Deposit	3,008,770	-	3,008,770	-
Commercial Paper	1,996,039	-	1,996,039	-
Money Market Funds	3,113,852	3,113,852	-	-
Total Investments in Securities:	$ 384,803,589	$ 3,113,852	$ 381,486,176	$ 203,561
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $385,369,293. Net unrealized depreciation aggregated $565,704, of which $1,391,880 related to appreciated investment securities and $1,957,584 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, U.S. government and government agency obligations, commercial paper, and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement Fund 2016SM

April 30, 2013

1.858578.105

RW16-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 13.2%
	Shares	Value
Domestic Equity Funds - 13.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,805	$ 131,536
Fidelity Blue Chip Growth Fund	2,241	121,582
Fidelity Disciplined Equity Fund	5,095	140,779
Fidelity Equity-Income Fund	3,539	187,705
Fidelity Series 100 Index Fund	11,535	121,582
Fidelity Series Broad Market Opportunities Fund	17,402	215,434
Fidelity Series Small Cap Opportunities Fund	1,499	18,486
TOTAL EQUITY FUNDS (Cost $609,929)		937,104
Fixed-Income Funds - 26.0%

Investment Grade Fixed-Income Funds - 26.0%
Fidelity Government Income Fund	34,812	369,011
Fidelity Strategic Real Return Fund	37,463	369,011
Fidelity Total Bond Fund	100,586	1,108,454
TOTAL FIXED-INCOME FUNDS (Cost $1,646,079)		1,846,476
Short-Term Funds - 60.8%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	2,647,066	$ 2,647,066
Fidelity Short-Term Bond Fund	195,051	1,679,388
TOTAL SHORT-TERM FUNDS (Cost $4,274,334)		4,326,454
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,530,342)		7,110,034
NET OTHER ASSETS (LIABILITIES) - 0.0%		(834)
NET ASSETS - 100%		$ 7,109,200
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $6,594,412. Net unrealized appreciation aggregated $515,622, of which $515,737 related to appreciated investment securities and $115 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2020 FundSM

April 30, 2013

1.858583.105

RW20-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 31.4%
	Shares	Value
Domestic Equity Funds - 28.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	12,509	$ 241,800
Fidelity Blue Chip Growth Fund	4,134	224,313
Fidelity Disciplined Equity Fund	9,384	259,286
Fidelity Equity-Income Fund	6,514	345,514
Fidelity Series 100 Index Fund	21,282	224,313
Fidelity Series Broad Market Opportunities Fund	32,098	397,372
Fidelity Series Small Cap Opportunities Fund	2,788	34,371
TOTAL DOMESTIC EQUITY FUNDS		1,726,969
International Equity Funds - 2.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,601	167,632
TOTAL EQUITY FUNDS (Cost $1,412,404)		1,894,601
Fixed-Income Funds - 40.7%

High Yield Fixed-Income Funds - 1.3%
Fidelity Capital & Income Fund	3,853	37,988
Fidelity Strategic Income Fund	3,312	37,988
TOTAL HIGH YIELD FIXED-INCOME FUNDS		75,976

	Shares	Value
Investment Grade Fixed-Income Funds - 39.4%
Fidelity Government Income Fund	44,826	$ 475,157
Fidelity Strategic Real Return Fund	48,239	475,157
Fidelity Total Bond Fund	129,353	1,425,473
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,375,787
TOTAL FIXED-INCOME FUNDS (Cost $2,335,417)		2,451,763
Short-Term Funds - 27.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	841,776	841,776
Fidelity Short-Term Bond Fund	97,767	841,776
TOTAL SHORT-TERM FUNDS (Cost $1,666,890)		1,683,552
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,414,711)		6,029,916
NET OTHER ASSETS (LIABILITIES) - 0.0%		(431)
NET ASSETS - 100%		$ 6,029,485
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $5,459,575. Net unrealized appreciation aggregated $570,341, of which $574,896 related to appreciated investment securities and $4,555 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2022 FundSM

April 30, 2013

1.858586.105

RW22-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.0%
	Shares	Value
Domestic Equity Funds - 34.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	11,889	$ 229,822
Fidelity Blue Chip Growth Fund	3,935	213,509
Fidelity Disciplined Equity Fund	8,908	246,135
Fidelity Equity-Income Fund	6,187	328,181
Fidelity Series 100 Index Fund	20,257	213,509
Fidelity Series Broad Market Opportunities Fund	30,501	377,600
Fidelity Series Small Cap Opportunities Fund	2,646	32,626
TOTAL DOMESTIC EQUITY FUNDS		1,641,382
International Equity Funds - 3.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,913	178,964
TOTAL EQUITY FUNDS (Cost $1,604,298)		1,820,346
Fixed-Income Funds - 39.0%

High Yield Fixed-Income Funds - 2.7%
Fidelity Capital & Income Fund	6,521	64,293
Fidelity Strategic Income Fund	5,605	64,293
TOTAL HIGH YIELD FIXED-INCOME FUNDS		128,586

	Shares	Value
Investment Grade Fixed-Income Funds - 36.3%
Fidelity Government Income Fund	32,907	$ 348,812
Fidelity Strategic Real Return Fund	35,412	348,812
Fidelity Total Bond Fund	94,914	1,045,955
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,743,579
TOTAL FIXED-INCOME FUNDS (Cost $1,849,993)		1,872,165
Short-Term Funds - 23.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	552,725	552,725
Fidelity Short-Term Bond Fund	64,196	552,725
TOTAL SHORT-TERM FUNDS (Cost $1,101,291)		1,105,450
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,555,582)		4,797,961
NET OTHER ASSETS (LIABILITIES) - 0.0%		(107)
NET ASSETS - 100%		$ 4,797,854
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $4,573,220. Net unrealized appreciation aggregated $224,741, of which $251,124 related to appreciated investment securities and $26,383 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2032 FundSM

April 30, 2013

1.858596.105

RW32-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.0%
	Shares	Value
Domestic Equity Funds - 45.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	14,065	$ 271,877
Fidelity Blue Chip Growth Fund	4,653	252,488
Fidelity Disciplined Equity Fund	10,542	291,266
Fidelity Equity-Income Fund	7,327	388,642
Fidelity Series 100 Index Fund	23,955	252,488
Fidelity Series Broad Market Opportunities Fund	36,091	446,809
Fidelity Series Small Cap Opportunities Fund	3,145	38,778
TOTAL DOMESTIC EQUITY FUNDS		1,942,348
International Equity Funds - 7.9%
Fidelity Advisor International Discovery Fund Institutional Class	9,296	338,661
TOTAL EQUITY FUNDS (Cost $1,909,264)		2,281,009
Fixed-Income Funds - 33.7%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	10,794	106,424
Fidelity Strategic Income Fund	9,278	106,424
TOTAL HIGH YIELD FIXED-INCOME FUNDS		212,848

	Shares	Value
Investment Grade Fixed-Income Funds - 28.8%
Fidelity Government Income Fund	23,372	$ 247,748
Fidelity Strategic Real Return Fund	25,152	247,748
Fidelity Total Bond Fund	67,562	744,537
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,240,033
TOTAL FIXED-INCOME FUNDS (Cost $1,433,266)		1,452,881
Short-Term Funds - 13.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	287,388	287,388
Fidelity Short-Term Bond Fund	33,378	287,388
TOTAL SHORT-TERM FUNDS (Cost $572,290)		574,776
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,914,820)		4,308,666
NET OTHER ASSETS (LIABILITIES) - 0.0%		(114)
NET ASSETS - 100%		$ 4,308,552
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $3,916,370. Net unrealized appreciation aggregated $392,296, of which $398,767 related to appreciated investment securities and $6,471 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2034 FundSM

April 30, 2013

1.858598.105

RW34-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.6%
	Shares	Value
Domestic Equity Funds - 45.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	12,362	$ 238,965
Fidelity Blue Chip Growth Fund	4,089	221,870
Fidelity Disciplined Equity Fund	9,267	256,061
Fidelity Equity-Income Fund	6,432	341,166
Fidelity Series 100 Index Fund	21,050	221,870
Fidelity Series Broad Market Opportunities Fund	31,701	392,453
Fidelity Series Small Cap Opportunities Fund	2,773	34,191
TOTAL DOMESTIC EQUITY FUNDS		1,706,576
International Equity Funds - 8.7%
Fidelity Advisor International Discovery Fund Institutional Class	8,814	321,098
TOTAL EQUITY FUNDS (Cost $1,592,234)		2,027,674
Fixed-Income Funds - 33.1%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund	9,762	96,255
Fidelity Strategic Income Fund	8,392	96,255
TOTAL HIGH YIELD FIXED-INCOME FUNDS		192,510

	Shares	Value
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund	19,599	$ 207,747
Fidelity Strategic Real Return Fund	21,091	207,747
Fidelity Total Bond Fund	56,589	623,611
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,039,105
TOTAL FIXED-INCOME FUNDS (Cost $1,157,541)		1,231,615
Short-Term Funds - 12.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	228,559	228,559
Fidelity Short-Term Bond Fund	26,546	228,559
TOTAL SHORT-TERM FUNDS (Cost $452,049)		457,118
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,201,824)		3,716,407
NET OTHER ASSETS (LIABILITIES) - 0.0%		(78)
NET ASSETS - 100%		$ 3,716,329
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $3,234,142. Net unrealized appreciation aggregated $482,265, of which $483,531 related to appreciated investment securities and $1,266 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2036 FundSM

April 30, 2013

1.858600.105

RW36-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.2%
	Shares	Value
Domestic Equity Funds - 46.7%
Fidelity Advisor Mid Cap II Fund Institutional Class	14,038	$ 271,361
Fidelity Blue Chip Growth Fund	4,642	251,860
Fidelity Disciplined Equity Fund	10,527	290,863
Fidelity Equity-Income Fund	7,307	387,540
Fidelity Series 100 Index Fund	23,896	251,860
Fidelity Series Broad Market Opportunities Fund	36,029	446,045
Fidelity Series Small Cap Opportunities Fund	3,130	38,588
TOTAL DOMESTIC EQUITY FUNDS		1,938,117
International Equity Funds - 9.5%
Fidelity Advisor International Discovery Fund Institutional Class	10,775	392,519
TOTAL EQUITY FUNDS (Cost $2,076,409)		2,330,636
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	11,404	112,445
Fidelity Strategic Income Fund	9,803	112,445
TOTAL HIGH YIELD FIXED-INCOME FUNDS		224,890

	Shares	Value
Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund	21,607	$ 229,039
Fidelity Strategic Real Return Fund	23,253	229,039
Fidelity Total Bond Fund	62,314	686,698
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,144,776
TOTAL FIXED-INCOME FUNDS (Cost $1,363,858)		1,369,666
Short-Term Funds - 10.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	224,475	224,475
Fidelity Short-Term Bond Fund	26,071	224,475
TOTAL SHORT-TERM FUNDS (Cost $447,646)		448,950
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,887,913)		4,149,252
NET OTHER ASSETS (LIABILITIES) - 0.0%		(421)
NET ASSETS - 100%		$ 4,148,831
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $3,898,790. Net unrealized appreciation aggregated $250,462, of which $268,696 related to appreciated investment securities and $18,234 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2038 FundSM

April 30, 2013

1.867270.105

RW38-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.0%
	Shares	Value
Domestic Equity Funds - 47.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,512	$ 145,212
Fidelity Blue Chip Growth Fund	2,484	134,762
Fidelity Disciplined Equity Fund	5,626	155,445
Fidelity Equity-Income Fund	3,908	207,259
Fidelity Series 100 Index Fund	12,786	134,762
Fidelity Series Broad Market Opportunities Fund	19,256	238,392
Fidelity Series Small Cap Opportunities Fund	1,677	20,682
TOTAL DOMESTIC EQUITY FUNDS		1,036,514
International Equity Funds - 10.4%
Fidelity Advisor International Discovery Fund Institutional Class	6,179	225,112
TOTAL EQUITY FUNDS (Cost $938,435)		1,261,626
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund	6,293	62,047
Fidelity Strategic Income Fund	5,410	62,047
TOTAL HIGH YIELD FIXED-INCOME FUNDS		124,094

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	10,988	$ 116,475
Fidelity Strategic Real Return Fund	11,825	116,475
Fidelity Total Bond Fund	31,669	348,988
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		581,938
TOTAL FIXED-INCOME FUNDS (Cost $656,658)		706,032
Short-Term Funds - 9.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	104,718	104,718
Fidelity Short-Term Bond Fund	12,162	104,718
TOTAL SHORT-TERM FUNDS (Cost $206,656)		209,436
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,801,749)		2,177,094
NET OTHER ASSETS (LIABILITIES) - 0.0%		(137)
NET ASSETS - 100%		$ 2,176,957
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $1,813,847. Net unrealized appreciation aggregated $363,247, of which $364,175 related to appreciated investment securities and $928 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2040 FundSM

April 30, 2013

1.867274.105

RW40-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.1%
	Shares	Value
Domestic Equity Funds - 48.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	11,784	$ 227,792
Fidelity Blue Chip Growth Fund	3,903	211,759
Fidelity Disciplined Equity Fund	8,837	244,158
Fidelity Equity-Income Fund	6,140	325,655
Fidelity Series 100 Index Fund	20,091	211,759
Fidelity Series Broad Market Opportunities Fund	30,244	374,420
Fidelity Series Small Cap Opportunities Fund	2,628	32,399
TOTAL DOMESTIC EQUITY FUNDS		1,627,942
International Equity Funds - 11.3%
Fidelity Advisor International Discovery Fund Institutional Class	10,369	377,760
TOTAL EQUITY FUNDS (Cost $1,721,957)		2,005,702
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund	10,162	100,202
Fidelity Strategic Income Fund	8,736	100,202
TOTAL HIGH YIELD FIXED-INCOME FUNDS		200,404

	Shares	Value
Investment Grade Fixed-Income Funds - 26.4%
Fidelity Government Income Fund	16,637	$ 176,355
Fidelity Strategic Real Return Fund	17,904	176,355
Fidelity Total Bond Fund	48,040	529,397
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		882,107
TOTAL FIXED-INCOME FUNDS (Cost $1,067,058)		1,082,511
Short-Term Funds - 7.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	125,920	125,920
Fidelity Short-Term Bond Fund	14,625	125,920
TOTAL SHORT-TERM FUNDS (Cost $250,931)		251,840
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,039,946)		3,340,053
NET OTHER ASSETS (LIABILITIES) - 0.0%		(105)
NET ASSETS - 100%		$ 3,339,948
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $3,055,157. Net unrealized appreciation aggregated $284,896, of which $288,189 related to appreciated investment securities and $3,293 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2042 FundSM

April 30, 2013

1.867278.105

RW42-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.6%
	Shares	Value
Domestic Equity Funds - 50.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	42,037	$ 812,576
Fidelity Blue Chip Growth Fund	13,909	754,700
Fidelity Disciplined Equity Fund	31,504	870,452
Fidelity Equity-Income Fund	21,889	1,160,988
Fidelity Series 100 Index Fund	71,603	754,700
Fidelity Series Broad Market Opportunities Fund	107,898	1,335,773
Fidelity Series Small Cap Opportunities Fund	9,388	115,752
TOTAL DOMESTIC EQUITY FUNDS		5,804,941
International Equity Funds - 12.4%
Fidelity Advisor International Discovery Fund Institutional Class	39,431	1,436,477
TOTAL EQUITY FUNDS (Cost $5,850,060)		7,241,418
Fixed-Income Funds - 32.5%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund	37,449	369,247
Fidelity Strategic Income Fund	32,192	369,247
TOTAL HIGH YIELD FIXED-INCOME FUNDS		738,494

	Shares	Value
Investment Grade Fixed-Income Funds - 26.1%
Fidelity Government Income Fund	57,002	$ 604,223
Fidelity Strategic Real Return Fund	61,342	604,223
Fidelity Total Bond Fund	164,699	1,814,983
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,023,429
TOTAL FIXED-INCOME FUNDS (Cost $3,615,667)		3,761,923
Short-Term Funds - 4.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	285,906	285,906
Fidelity Short-Term Bond Fund	33,206	285,906
TOTAL SHORT-TERM FUNDS (Cost $568,537)		571,812
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,034,264)		11,575,153
NET OTHER ASSETS (LIABILITIES) - 0.0%		(90)
NET ASSETS - 100%		$ 11,575,063
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $10,070,951. Net unrealized appreciation aggregated $1,504,202, of which $1,512,878 related to appreciated investment securities and $8,676 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Bond Fund

April 30, 2013

1.800362.109

ULB-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 58.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.4%
Johnson Controls, Inc. 0.708% 2/4/14 (d)	$ 1,500,000	$ 1,503,504
Automobiles - 2.0%
Daimler Finance North America LLC:
0.8794% 1/9/15 (c)(d)	2,000,000	2,007,042
1.0594% 4/10/14 (c)(d)	1,250,000	1,255,211
Volkswagen International Finance NV:
0.8891% 11/20/14 (c)(d)	2,000,000	2,008,344
0.8936% 4/1/14 (c)(d)	2,500,000	2,504,468
		7,775,065
Media - 0.8%
NBCUniversal Enterprise, Inc. 0.817% 4/15/16 (c)(d)	3,000,000	3,012,912
TOTAL CONSUMER DISCRETIONARY		12,291,481
CONSUMER STAPLES - 2.4%
Beverages - 0.7%
PepsiCo, Inc. 0.4966% 2/26/16 (d)	2,500,000	2,507,723
Food & Staples Retailing - 0.8%
Walgreen Co. 0.7801% 3/13/14 (d)	3,000,000	3,007,116
Food Products - 0.9%
General Mills, Inc.:
0.5756% 1/29/16 (d)	609,000	609,331
0.6401% 5/16/14 (d)	2,475,000	2,480,977
Kellogg Co. 0.5221% 2/13/15 (d)	522,000	522,557
		3,612,865
TOTAL CONSUMER STAPLES		9,127,704
ENERGY - 1.1%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.2171% 6/2/14 (d)	1,226,000	1,232,440
Oil, Gas & Consumable Fuels - 0.8%
Total Capital Canada Ltd. 0.6571% 1/15/16 (d)	3,000,000	3,017,865
TOTAL ENERGY		4,250,305
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 42.1%
Capital Markets - 7.5%
Goldman Sachs Group, Inc.:
0.8836% 9/29/14 (d)	$ 1,000,000	$ 1,001,499
1.2955% 2/7/14 (d)	2,000,000	2,009,920
HSBC Bank PLC 1.0776% 1/17/14 (c)(d)	3,000,000	3,016,572
JPMorgan Chase & Co.:
0.9081% 2/26/16 (d)	2,000,000	2,005,205
0.9371% 10/15/15 (d)	7,951,000	7,992,266
Merrill Lynch & Co., Inc. 0.7371% 1/15/15 (d)	3,500,000	3,482,934
Morgan Stanley:
0.5794% 1/9/14 (d)	2,000,000	1,995,952
1.5381% 2/25/16 (d)	2,500,000	2,513,798
The Bank of New York Mellon Corp.:
0.5061% 10/23/15 (d)	1,000,000	1,001,310
0.5456% 7/28/14 (d)	2,000,000	2,002,844
UBS AG Stamford Branch 1.2756% 1/28/14 (d)	1,722,000	1,732,489
		28,754,789
Commercial Banks - 18.6%
ABN AMRO Bank NV 2.0456% 1/30/14 (c)(d)	2,000,000	2,021,220
ANZ Banking Group Ltd. 1.0194% 1/10/14 (c)(d)	1,000,000	1,004,797
Bank of Montreal 0.7506% 9/11/15 (d)	2,400,000	2,412,108
Bank of Nova Scotia 1.3171% 1/12/15 (d)	1,000,000	1,013,038
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.7391% 2/26/16 (c)(d)	2,000,000	2,001,480
Barclays Bank PLC 1.3171% 1/13/14 (d)	3,500,000	3,520,472
BB&T Corp. 0.9756% 4/28/14 (d)	2,000,000	2,010,814
BNP Paribas 1.1794% 1/10/14 (d)	1,000,000	1,003,948
Commonwealth Bank of Australia:
1.0101% 3/17/14 (c)(d)	2,500,000	2,516,025
1.0801% 9/18/15 (c)(d)	1,000,000	1,010,757
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7601% 3/18/16 (d)	2,030,000	2,034,848
Credit Suisse New York Branch:
1.2371% 1/14/14 (d)	2,500,000	2,514,628
2.2% 1/14/14	1,000,000	1,011,870
Danske Bank A/S 1.3271% 4/14/14 (c)(d)	500,000	502,601
Fifth Third Bancorp 6.25% 5/1/13	1,000,000	1,000,000
Fifth Third Bank 0.6966% 2/26/16 (d)	2,000,000	2,000,688
ING Bank NV 1.5971% 10/18/13 (c)(d)	500,000	502,641
KeyBank NA 5.8% 7/1/14	2,000,000	2,117,942
KeyCorp. 6.5% 5/14/13	2,000,000	2,003,872
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
National Australia Bank Ltd. 0.5761% 1/22/15 (c)(d)	$ 1,500,000	$ 1,501,368
PNC Bank NA 0.5856% 1/28/16 (d)	2,000,000	2,003,380
PNC Funding Corp. 0.4756% 1/31/14 (d)	2,000,000	2,001,626
Rabobank (Netherlands) NV 0.6271% 4/14/14 (d)	3,250,000	3,258,908
Royal Bank of Canada:
0.4796% 4/29/15 (d)	2,000,000	2,000,000
0.6496% 3/8/16 (d)	2,500,000	2,504,953
Societe Generale 2.2% 9/14/13 (c)	1,122,000	1,127,606
Sumitomo Mitsui Banking Corp. 1.2261% 7/22/14 (c)(d)	3,801,000	3,828,481
SunTrust Banks, Inc. 0.5836% 4/1/15 (d)	2,509,000	2,482,992
Svenska Handelsbanken AB 0.7321% 3/21/16 (d)	2,000,000	2,003,055
The Toronto Dominion Bank:
0.5771% 7/14/14 (d)	2,000,000	2,006,206
0.7485% 11/1/13 (d)	500,000	501,055
U.S. Bank NA 0.5571% 10/14/14 (d)	1,510,000	1,510,652
Union Bank NA 1.2331% 6/6/14 (d)	2,480,000	2,499,919
Wachovia Bank NA 0.678% 11/3/14 (d)	3,500,000	3,504,179
Wells Fargo Bank NA 0.5001% 5/16/16 (d)	3,000,000	2,960,061
Westpac Banking Corp.:
1.0136% 3/31/14 (c)(d)	1,000,000	1,006,121
1.0441% 9/25/15 (d)	2,000,000	2,018,318
		70,922,629
Consumer Finance - 7.7%
American Express Credit Corp.:
0.7431% 11/13/15 (d)	3,995,000	4,003,050
1.3801% 6/12/15 (d)	1,000,000	1,017,173
American Honda Finance Corp. 0.743% 5/8/14 (c)(d)	2,000,000	2,007,946
Capital One Financial Corp.:
0.9355% 11/6/15 (d)	1,500,000	1,508,951
1.4271% 7/15/14 (d)	5,040,000	5,090,939
Caterpillar Financial Services Corp. 0.642% 2/9/15 (d)	2,000,000	2,008,100
General Electric Capital Corp.:
0.8804% 1/8/16 (d)	2,000,000	2,012,878
0.9751% 4/24/14 (d)	2,090,000	2,104,379
1.1304% 1/7/14 (d)	5,000,000	5,029,340
HSBC Finance Corp. 0.5271% 1/15/14 (d)	800,000	799,366
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
John Deere Capital Corp. 0.4044% 1/12/15 (d)	$ 2,000,000	$ 2,000,350
Toyota Motor Credit Corp. 0.4591% 11/21/14 (d)	2,000,000	2,002,508
		29,584,980
Diversified Financial Services - 5.9%
Bank of America Corp. 1.8281% 7/11/14 (d)	2,000,000	2,027,836
BP Capital Markets PLC 0.8806% 3/11/14 (d)	2,000,000	2,009,632
Citigroup, Inc.:
0.5755% 11/5/14 (d)	2,500,000	2,491,803
1.0731% 4/1/16 (d)	3,000,000	3,012,075
1.7271% 1/13/14 (d)	3,341,000	3,366,612
2.2931% 8/13/13 (d)	1,500,000	1,507,797
MassMutual Global Funding II 0.6571% 1/14/14 (c)(d)	2,942,000	2,950,229
MetLife Institutional Funding II 0.6504% 1/6/15 (c)(d)	5,000,000	5,005,330
		22,371,314
Insurance - 2.1%
American International Group, Inc. 3% 3/20/15	3,000,000	3,110,856
Monumental Global Funding III 0.4771% 1/15/14 (c)(d)	2,000,000	2,001,346
Principal Life Global Funding II 0.9044% 7/9/14 (c)(d)	1,500,000	1,508,933
Principal Life Income Funding Trusts 0.473% 11/8/13 (d)	1,425,000	1,425,593
		8,046,728
Real Estate Management & Development - 0.3%
Liberty Property LP 5.65% 8/15/14	1,000,000	1,056,337
TOTAL FINANCIALS		160,736,777
HEALTH CARE - 2.2%
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc. 0.4116% 8/28/14 (d)	3,000,000	3,003,399
Pharmaceuticals - 1.4%
AbbVie, Inc. 1.0555% 11/6/15 (c)(d)	3,000,000	3,038,868
Teva Pharmaceutical Finance Co. BV 1.193% 11/8/13 (d)	1,250,000	1,255,301
Teva Pharmaceutical Finance III BV 0.7821% 3/21/14 (d)	1,000,000	1,003,307
		5,297,476
TOTAL HEALTH CARE		8,300,875
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Eaton Corp. 0.6101% 6/16/14 (d)	$ 345,000	$ 345,874
INFORMATION TECHNOLOGY - 1.1%
Computers & Peripherals - 0.5%
Hewlett-Packard Co. 0.5681% 5/24/13 (d)	2,000,000	2,000,092
Office Electronics - 0.6%
Xerox Corp. 1.1101% 5/16/14 (d)	2,195,000	2,192,052
TOTAL INFORMATION TECHNOLOGY		4,192,144
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.6%
AT&T, Inc. 0.677% 2/12/16 (d)	3,000,000	3,008,685
British Telecommunications PLC 1.4051% 12/20/13 (d)	2,445,000	2,460,826
Qwest Corp. 3.5301% 6/15/13 (d)	1,000,000	1,002,825
Verizon Communications, Inc. 0.4811% 3/6/15 (c)(d)	3,590,000	3,592,267
		10,064,603
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC 0.6751% 2/19/16 (d)	3,000,000	3,002,103
TOTAL TELECOMMUNICATION SERVICES		13,066,706
UTILITIES - 2.8%
Electric Utilities - 1.6%
Appalachian Power Co. 0.6651% 8/16/13 (d)	1,937,000	1,938,462
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,400,000	1,444,054
Duke Energy Corp. 3.95% 9/15/14	431,000	450,795
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	527,000	531,798
Northeast Utilities 1.0301% 9/20/13 (d)	810,000	812,067
Pennsylvania Electric Co. 5.125% 4/1/14	1,000,000	1,037,255
		6,214,431
Multi-Utilities - 1.2%
DTE Energy Co. 0.9871% 6/3/13 (d)	1,183,000	1,183,538
Sempra Energy 1.0401% 3/15/14 (d)	3,157,000	3,171,472
		4,355,010
TOTAL UTILITIES		10,569,441
TOTAL NONCONVERTIBLE BONDS (Cost $222,016,647)		222,881,307
U.S. Government Agency Obligations - 3.2%
	Principal Amount	Value
Fannie Mae 0.875% 8/28/14 (Cost $12,102,271)	$ 12,000,000	$ 12,107,226
U.S. Government Agency - Mortgage Securities - 1.3%

Fannie Mae - 1.3%
2.388% 7/1/35 (d)	658,289	699,971
2.424% 6/1/35 (d)	863,437	922,268
2.429% 12/1/34 (d)	436,992	466,290
2.493% 11/1/34 (d)	444,661	474,997
2.539% 2/1/34 (d)	219,803	228,273
2.645% 10/1/35 (d)	883,387	941,335
2.661% 6/1/35 (d)	373,052	398,507
2.671% 11/1/34 (d)	397,464	423,735
2.786% 7/1/34 (d)	403,426	432,639
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,777,016)		4,988,015
Asset-Backed Securities - 22.0%

Ally Auto Receivables Trust:
Series 2010-4 Class A4, 1.35% 12/15/15	450,000	453,631
Series 2012-2 Class A3, 0.74% 4/15/16	2,000,000	2,006,372
Series 2012-3 Class A2, 0.7% 1/15/15	674,715	675,610
Series 2012-SN1:
Class A2, 0.51% 12/22/14	929,915	930,250
Class A3, 0.57% 8/20/15	2,400,000	2,402,242
Ally Master Owner Trust:
Series 2011-1 Class A1, 1.0687% 1/15/16 (d)	3,290,000	3,304,706
Series 2011-3 Class A2, 1.81% 5/15/16	220,000	222,908
Series 2011-5 Class A1, 0.8487% 6/15/15 (d)	510,000	510,204
Series 2012-2 Class A, 0.6987% 3/15/16 (d)	1,000,000	1,000,374
Series 2012-3 Class A2, 1.21% 6/15/17	2,000,000	2,017,124
Series 2013-1 Class A1, 0.6487% 2/15/18 (d)	2,000,000	2,000,336
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	265,130	265,343
Series 2011-4 Class AS, 0.92% 3/9/15	80,962	81,009
Series 2011-5 Class A2, 1.19% 8/8/15	37,599	37,671
Series 2012-1 Class A2, 0.91% 10/8/15	475,338	476,274
Series 2012-2:
Class A2, 0.76% 10/8/15	1,560,674	1,563,184
Class A3, 1.05% 10/11/16	400,000	403,304
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Auto Receivables Trust: - continued
Series 2012-5 Class A2, 0.51% 1/8/16	$ 1,000,000	$ 1,000,256
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.6032% 9/15/17 (c)(d)	2,260,000	2,266,368
BMW Vehicle Lease Trust Series 2012-1 Class A2, 0.59% 6/20/14	472,504	472,831
Capital Auto Receivables Asset Trust:
Series 2008-2 Class B, 6.46% 12/15/14 (c)	74,190	74,375
Series 2008-A Class B, 6.89% 1/15/15 (c)	12,946	12,974
Carmax Auto Owner Trust Series 2012-3 Class A2, 0.43% 9/15/15	2,000,000	2,001,145
Chase Issuance Trust:
Series 2012-A Class A1, 0.2987% 5/16/16 (d)	2,000,000	2,000,000
Series 2012-A6 Class A, 0.3287% 8/15/17 (d)	2,000,000	2,006,023
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (c)	1,644,205	1,646,139
Class A3, 1.1% 8/22/16 (c)	482,003	483,498
Citibank Credit Card Issuance Trust Series 2013-A1 Class A1, 0.2982% 4/24/17 (d)	5,000,000	5,000,000
CNH Equipment Trust Series 2012-D Class A2, 0.51% 4/15/16	1,000,000	1,000,418
Discover Card Master Trust:
Series 2012-A2 Class A2, 0.3487% 10/17/16 (d)	1,000,000	1,000,308
Series 2012-A5 Class A5, 0.4032% 1/16/18 (d)	5,000,000	5,003,221
Fannie Mae Series 2004-T5:
Class AB1, 0.6549% 5/28/35 (d)	80,751	73,300
Class AB3, 0.9314% 5/28/35 (d)	32,052	30,511
Ford Credit Auto Lease Trust:
Series 2012-A:
Class A2, 0.63% 4/15/14	979,727	980,441
Class A4, 1.03% 4/15/15	800,000	805,002
Series 2012-B Class A2, 0.54% 11/15/14	150,000	150,110
Ford Credit Auto Owner Trust Series 2012-D Class A2, 0.4% 9/15/15	1,000,000	1,000,317
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	240,000	240,984
Series 2012-1 Class A, 0.6687% 1/15/16 (d)	5,000,000	5,010,815
Series 2012-4 Class A1, 0.74% 9/15/16	745,000	747,659
Fremont Home Loan Trust Series 2005-A Class M4, 1.2202% 1/25/35 (d)	125,000	14,302
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	857,000	864,915
Series 2012-4 Class A, 0.4987% 6/15/18 (d)	5,000,000	5,006,303
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	$ 423,415	$ 424,183
GE Equipment Transportation LLC:
Series 2012-1 Class A2, 0.74% 9/22/14	155,165	155,302
Series 2012-2 Class A2, 0.47% 4/24/15	510,000	509,734
Home Equity Asset Trust Series 2003-5 Class A2, 0.9002% 12/25/33 (d)	10,566	9,450
Hyundai Auto Lease Securitization Trust Series 2013-A Class A2, 0.51% 9/15/15 (c)	3,000,000	3,002,504
Hyundai Auto Receivables Trust Series 2012-B Class A2, 0.54% 1/15/15	1,222,210	1,223,171
John Deere Owner Trust:
Series 2011-A Class A4, 1.96% 4/16/18	404,000	410,544
Series 2012-A Class A2, 0.59% 6/16/14	158,805	158,866
Series 2012-B Class A2, 0.43% 2/17/15	1,986,428	1,987,606
Mercedes-Benz Auto Lease Trust Series 2013-A Class A2, 0.39% 6/15/15	2,000,000	2,000,040
Mercedes-Benz Master Owner Trust Series 2012-BA Class A, 0.4687% 11/15/16 (c)(d)	2,370,000	2,372,913
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.6702% 8/25/35 (d)	20,366	19,326
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.5402% 8/25/34 (d)	65,756	62,446
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6732% 5/15/17 (d)	2,250,000	2,261,261
Series 2013-A Class A, 0.5032% 2/15/18 (d)	1,000,000	1,000,144
Ocala Funding LLC Series 2006-1A Class A, 1.5992% 3/20/11 (b)(c)(d)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.6502% 9/25/34 (d)	435,000	138,471
Porsche Innovative Lease Owner Trust Series 2012-1 Class A2, 0.44% 2/23/15 (c)	955,552	956,270
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0002% 4/25/33 (d)	1,451	1,384
Santander Drive Auto Receivables Trust:
Series 2011-3 Class A2, 1.11% 8/15/14	11,500	11,504
Series 2011-4 Class A2, 1.37% 3/16/15	67,061	67,187
Series 2012-1 Class A2, 1.25% 4/15/15	754,717	756,489
Series 2012-2 Class A2, 0.91% 5/15/15	251,288	251,661
Series 2012-3 Class A2, 0.83% 4/15/15	565,561	566,168
Series 2013-1 Class A2, 0.48% 2/16/16	790,000	790,483
Series 2013-2 Class A2, 0.47% 3/15/16	1,000,000	1,000,545
SLM Student Loan Trust:
Series 2012-6 Class A1, 0.3602% 2/27/17 (d)	1,435,896	1,436,733
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Student Loan Trust: - continued
Series 2012-7 Class A2, 0.4842% 9/25/19 (d)	$ 1,000,000	$ 1,000,512
Series 2013-1 Class A2, 0.4502% 9/25/19 (d)	2,000,000	2,000,440
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0602% 9/25/34 (d)	21,802	19,949
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	88,038	88,381
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	1,101,863	1,102,905
World Omni Auto Receivables Trust Series 2012-A Class A2, 0.52% 6/15/15	1,029,184	1,030,137
TOTAL ASSET-BACKED SECURITIES (Cost $85,367,989)		84,059,466
Collateralized Mortgage Obligations - 11.4%

Private Sponsor - 0.5%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.4901% 11/19/47 (c)(d)	71,103	71,152
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.3392% 12/20/54 (c)(d)	271,816	267,059
Granite Mortgages Series 2003-2 Class 1A3, 0.7761% 7/20/43 (d)	282,524	278,569
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6761% 1/20/44 (d)	39,929	39,611
Series 2004-1 Class 2A1, 0.6001% 3/20/44 (d)	637,537	631,385
Series 2004-3 Class 2A1, 0.5601% 9/20/44 (d)	267,436	264,855
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.5302% 12/25/34 (d)	180,301	173,280
TOTAL PRIVATE SPONSOR		1,725,911
U.S. Government Agency - 10.9%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.7002% 4/25/33 (d)	1,312,860	1,324,017
Series 2006-33 Class CF, 0.5002% 5/25/36 (d)	151,534	151,693
Series 2008-76 Class EF, 0.7002% 9/25/23 (d)	39,502	39,689
Series 2010-86 Class FE, 0.6502% 8/25/25 (d)	243,005	244,772
floater planned amortization class:
Series 2004-52 Class PF 0.6502% 12/25/33 (d)	2,933,873	2,949,681
Series 2005-90 Class FC, 0.4502% 10/25/35 (d)	164,323	164,673
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	$ 456,624	$ 491,574
sequential payer:
Series 2005-47 Class HA, 4.5% 7/25/19	264,106	267,306
Series 2009-69 Class EA, 5% 10/25/36	1,066,140	1,082,553
Series 2011-16 Class FB, 0.3502% 3/25/31 (d)	1,801,917	1,803,672
sequential payer floater:
Series 2005-74 Class DF, 0.5502% 7/25/35 (d)	4,075,809	4,087,719
Series 2005-83 Class FP, 0.5302% 10/25/35 (d)	5,590,602	5,599,841
Series 2011-23 Class AB, 2.75% 6/25/20	132,043	136,639
Freddie Mac:
floater:
Series 2711 Class FC, 1.0987% 2/15/33 (d)	370,684	376,735
Series 3346 Class FA, 0.4287% 2/15/19 (d)	3,326,590	3,331,526
Series 3879 Class AF, 0.6287% 6/15/41 (d)	552,745	554,993
floater planned amortization:
Series 3102 Class FD, 0.4987% 1/15/36 (d)	461,902	463,611
Series 4020 Class EF 0.6487% 2/15/42 (d)	3,439,622	3,448,225
Series 4057 Class EF, 0.5487% 12/15/41 (d)	2,764,385	2,775,032
floater planned amortization class:
Series 2953 Class LF, 0.4987% 12/15/34 (d)	2,123,008	2,128,113
Series 3117 Class JF, 0.4987% 2/15/36 (d)	181,654	182,187
floater sequential payer:
Series 2828 Class TF, 0.6487% 10/15/30 (d)	839,829	843,544
Series 3046 Class F, 0.5687% 3/15/33 (d)	2,029,460	2,027,443
Series 3387 Class DF, 0.3787% 10/15/17 (d)	97,291	97,296
planned amortization Series 2836 Class PX, 4% 5/15/18	784,627	796,651
planned amortization class:
Series 3081 Class CP 5.5% 10/15/34	558,473	579,123
Series 3792 Class DF, 0.5987% 11/15/40 (d)	741,240	744,437
sequential payer:
Series 2582 Class CG, 4% 11/15/17	196,209	198,197
Series 2924 Class DA, 4.5% 2/15/19	235,495	238,354
Series 3573 Class LC, 1.85% 8/15/14	290,716	291,898
Series 3659 Class EJ 3% 6/15/18	557,057	575,429
Series 3696 Class AE, 1.2% 7/15/15	224,409	225,794
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.7997% 11/16/39 (d)	220,027	222,152
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2009-116 Class KF, 0.7297% 12/16/39 (d)	$ 192,345	$ 193,774
Series 2009-127 Class FA, 0.7492% 9/20/38 (d)	246,501	248,496
Series 2010-9 Class FA, 0.7197% 1/16/40 (d)	290,648	292,792
Series 2013-37 Class F, 0.4692% 3/20/43 (d)	271,249	271,438
floater planned amortization Series 2004-80 Class FM, 0.4992% 7/20/34 (d)	1,317,365	1,318,561
floater sequential payer Series 2010-120 Class FB 0.4992% 9/20/35 (d)	278,538	279,074
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	118,896	121,389
Series 2010-99 Class PT, 3.5% 8/20/33	152,623	156,348
Series 2012-149 Class LF, 0.4492% 12/20/42 (d)	390,788	390,595
TOTAL U.S. GOVERNMENT AGENCY		41,717,036
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,490,811)		43,442,947
Commercial Mortgage Securities - 1.5%

Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3487% 8/15/29 (c)(d)	560,000	564,551
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C4 Class A4, 5.137% 8/15/36	99,367	99,708
Del Coronado Trust floater Series 2013-HDC Class A, 1% 3/15/26 (c)(d)	500,000	500,300
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 1.0017% 12/5/31 (c)(d)	270,000	270,160
Class A2FL, 0.9017% 12/5/31 (c)(d)	350,000	350,314
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.4498% 5/10/40 (d)	71,074	71,477
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (c)(d)	186,152	186,199
Class A2, 1.2601% 3/6/20 (c)(d)	250,000	250,377
Class C, 2.0056% 3/6/20 (c)(d)	300,000	301,256
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.051% 11/8/29 (c)(d)	560,000	561,428
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	$ 73,703	$ 74,773
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	158,377	160,275
Series 2012-GC6 Class A1, 1.282% 1/10/45	77,155	77,916
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(d)	211,756	211,801
Series 2003-CB7 Class A4, 4.879% 1/12/38 (d)	94,121	95,589
Series 2012-C6 Class A1, 1.0305% 5/15/45	238,885	240,226
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2013-FL3 Class A1, 1.004% 4/15/28 (c)(d)	530,000	530,216
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	120,501	121,173
Series 2007-LD11 Class A2, 5.7917% 6/15/49 (d)	124,091	127,840
Morgan Stanley Capital I Trust floater:
Series 2006-XLF Class C, 1.399% 7/15/19 (c)(d)	247,826	99,750
Series 2007-XLFA:
Class A2, 0.304% 10/15/20 (c)(d)	211,830	210,085
Class B, 0.334% 10/15/20 (c)(d)	440,000	429,059
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	35,596	35,636
Wachovia Bank Commercial Mortgage Trust floater Series 2006-WL7A Class A2, 0.3197% 9/15/21 (c)(d)	216,658	213,798
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,237,437)		5,783,907
Municipal Securities - 0.9%

Illinois Gen. Oblig. Series 2010:
4.071% 1/1/14	1,940,000	1,980,042
4.421% 1/1/15	1,375,000	1,442,018
TOTAL MUNICIPAL SECURITIES (Cost $3,422,074)		3,422,060
Certificates of Deposit - 0.8%
	Principal Amount	Value
Bank of Nova Scotia yankee:
0.6971% 10/18/13 (d)	$ 2,000,000	$ 2,004,880
0.792% 2/10/14 (d)	1,000,000	1,003,890
TOTAL CERTIFICATES OF DEPOSIT (Cost $2,998,800)		3,008,770
Commercial Paper - 0.5%

British Telecommunications PLC 1.5% 5/14/13	1,000,000	999,896
Vodafone Group PLC yankee 0.77% 12/30/13	1,000,000	996,143
TOTAL COMMERCIAL PAPER (Cost $1,994,261)		1,996,039
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $3,113,852)	3,113,852	3,113,852
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $385,521,158)		384,803,589
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(3,012,375)
NET ASSETS - 100%		$ 381,791,214
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,189,294 or 17.6% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,135
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 222,881,307	$ -	$ 222,881,307	$ -
U.S. Government and Government Agency Obligations	12,107,226	-	12,107,226	-
U.S. Government Agency - Mortgage Securities	4,988,015	-	4,988,015	-
Asset-Backed Securities	84,059,466	-	83,955,655	103,811
Collateralized Mortgage Obligations	43,442,947	-	43,442,947	-
Commercial Mortgage Securities	5,783,907	-	5,684,157	99,750
Municipal Securities	3,422,060	-	3,422,060	-
Certificates of Deposit	3,008,770	-	3,008,770	-
Commercial Paper	1,996,039	-	1,996,039	-
Money Market Funds	3,113,852	3,113,852	-	-
Total Investments in Securities:	$ 384,803,589	$ 3,113,852	$ 381,486,176	$ 203,561
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $385,369,293. Net unrealized depreciation aggregated $565,704, of which $1,391,880 related to appreciated investment securities and $1,957,584 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, U.S. government and government agency obligations, commercial paper, and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2018 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2018 FundSM

1.858556.105

ARW18-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 23.1%
	Shares	Value
Domestic Equity Funds - 21.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,781	$ 169,739
Fidelity Blue Chip Growth Fund	2,913	158,052
Fidelity Disciplined Equity Fund	6,586	181,983
Fidelity Equity-Income Fund	4,575	242,644
Fidelity Series 100 Index Fund	14,995	158,053
Fidelity Series Broad Market Opportunities Fund	22,567	279,374
Fidelity Series Small Cap Opportunities Fund	1,986	24,487
TOTAL DOMESTIC EQUITY FUNDS		1,214,332
International Equity Funds - 1.3%
Fidelity Advisor International Discovery Fund Institutional Class	2,016	73,461
TOTAL EQUITY FUNDS (Cost $1,087,732)		1,287,793
Fixed-Income Funds - 41.8%
	Shares	Value
Investment Grade Fixed-Income Funds - 41.8%
Fidelity Government Income Fund	43,839	$ 464,696
Fidelity Strategic Real Return Fund	47,177	464,697
Fidelity Total Bond Fund	126,556	1,394,646
TOTAL FIXED-INCOME FUNDS (Cost $2,255,857)		2,324,039
Short-Term Funds - 35.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	976,698	976,698
Fidelity Short-Term Bond Fund	113,438	976,698
TOTAL SHORT-TERM FUNDS (Cost $1,941,016)		1,953,396
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,284,605)		5,565,228
NET OTHER ASSETS (LIABILITIES) - 0.0%		(657)
NET ASSETS - 100%		$ 5,564,571
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $5,342,309. Net unrealized appreciation aggregated $222,919, of which $239,098 related to appreciated investment securities and $16,179 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2024 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2024 FundSM

1.858563.105

ARW24-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.0%
	Shares	Value
Domestic Equity Funds - 38.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,357	$ 142,220
Fidelity Blue Chip Growth Fund	2,435	132,137
Fidelity Disciplined Equity Fund	5,522	152,568
Fidelity Equity-Income Fund	3,832	203,247
Fidelity Series 100 Index Fund	12,537	132,137
Fidelity Series Broad Market Opportunities Fund	18,882	233,761
Fidelity Series Small Cap Opportunities Fund	1,657	20,431
TOTAL DOMESTIC EQUITY FUNDS		1,016,501
International Equity Funds - 4.7%
Fidelity Advisor International Discovery Fund Institutional Class	3,394	123,647
TOTAL EQUITY FUNDS (Cost $968,997)		1,140,148
Fixed-Income Funds - 37.5%

High Yield Fixed-Income Funds - 3.4%
Fidelity Capital & Income Fund	4,629	45,638
Fidelity Strategic Income Fund	3,979	45,638
TOTAL HIGH YIELD FIXED-INCOME FUNDS		91,276

	Shares	Value
Investment Grade Fixed-Income Funds - 34.1%
Fidelity Government Income Fund	17,047	$ 180,694
Fidelity Strategic Real Return Fund	18,345	180,694
Fidelity Total Bond Fund	49,191	542,083
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		903,471
TOTAL FIXED-INCOME FUNDS (Cost $976,103)		994,747
Short-Term Funds - 19.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	259,233	259,233
Fidelity Short-Term Bond Fund	30,108	259,233
TOTAL SHORT-TERM FUNDS (Cost $516,010)		518,466
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,461,110)		2,653,361
NET OTHER ASSETS (LIABILITIES) - 0.0%		(255)
NET ASSETS - 100%		$ 2,653,106
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $2,479,559. Net unrealized appreciation aggregated $173,802, of which $181,601 related to appreciated investment securities and $7,799 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2026 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2026 FundSM

1.858565.105

ARW26-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 46.5%
	Shares	Value
Domestic Equity Funds - 41.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	5,862	$ 113,310
Fidelity Blue Chip Growth Fund	1,943	105,400
Fidelity Disciplined Equity Fund	4,394	121,418
Fidelity Equity-Income Fund	3,053	161,956
Fidelity Series 100 Index Fund	10,000	105,400
Fidelity Series Broad Market Opportunities Fund	15,047	186,280
Fidelity Series Small Cap Opportunities Fund	1,315	16,215
TOTAL DOMESTIC EQUITY FUNDS		809,979
International Equity Funds - 5.5%
Fidelity Advisor International Discovery Fund Institutional Class	2,986	108,762
TOTAL EQUITY FUNDS (Cost $790,698)		918,741
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	3,971	39,154
Fidelity Strategic Income Fund	3,414	39,154
TOTAL HIGH YIELD FIXED-INCOME FUNDS		78,308

	Shares	Value
Investment Grade Fixed-Income Funds - 32.4%
Fidelity Government Income Fund	12,070	$ 127,944
Fidelity Strategic Real Return Fund	12,989	127,944
Fidelity Total Bond Fund	34,884	384,425
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		640,313
TOTAL FIXED-INCOME FUNDS (Cost $714,474)		718,621
Short-Term Funds - 17.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	169,862	169,862
Fidelity Short-Term Bond Fund	19,752	170,064
TOTAL SHORT-TERM FUNDS (Cost $338,694)		339,926
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,843,866)		1,977,288
NET OTHER ASSETS (LIABILITIES) - 0.0%		(101)
NET ASSETS - 100%		$ 1,977,187
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $1,857,899. Net unrealized appreciation aggregated $119,389, of which $123,099 related to appreciated investment securities and $3,710 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2028 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2028 FundSM

1.858567.105

ARW28-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.1%
	Shares	Value
Domestic Equity Funds - 42.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	23,192	$ 448,299
Fidelity Blue Chip Growth Fund	7,669	416,117
Fidelity Disciplined Equity Fund	17,363	479,732
Fidelity Equity-Income Fund	12,064	639,893
Fidelity Series 100 Index Fund	39,480	416,117
Fidelity Series Broad Market Opportunities Fund	59,486	736,438
Fidelity Series Small Cap Opportunities Fund	5,220	64,363
TOTAL DOMESTIC EQUITY FUNDS		3,200,959
International Equity Funds - 6.3%
Fidelity Advisor International Discovery Fund Institutional Class	12,943	471,500
TOTAL EQUITY FUNDS (Cost $3,099,238)		3,672,459
Fixed-Income Funds - 35.1%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	16,547	163,154
Fidelity Strategic Income Fund	14,224	163,154
TOTAL HIGH YIELD FIXED-INCOME FUNDS		326,308

	Shares	Value
Investment Grade Fixed-Income Funds - 30.7%
Fidelity Government Income Fund	43,422	$ 460,274
Fidelity Strategic Real Return Fund	46,728	460,274
Fidelity Total Bond Fund	125,301	1,380,820
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,301,368
TOTAL FIXED-INCOME FUNDS (Cost $2,543,518)		2,627,676
Short-Term Funds - 15.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	591,994	591,994
Fidelity Short-Term Bond Fund	68,757	591,994
TOTAL SHORT-TERM FUNDS (Cost $1,174,980)		1,183,988
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,817,736)		7,484,123
NET OTHER ASSETS (LIABILITIES) - 0.0%		(100)
NET ASSETS - 100%		$ 7,484,023
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $6,868,979. Net unrealized appreciation aggregated $615,144, of which $631,254 related to appreciated investment securities and $16,110 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Income Replacement 2030 FundSM

Class A
Class T
Class C
Institutional Class

April 30, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Income Replacement 2030 FundSM

1.858570.105

ARW30-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.2%
	Shares	Value
Domestic Equity Funds - 44.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	14,841	$ 286,885
Fidelity Blue Chip Growth Fund	4,910	266,427
Fidelity Disciplined Equity Fund	11,124	307,344
Fidelity Equity-Income Fund	7,732	410,102
Fidelity Series 100 Index Fund	25,278	266,427
Fidelity Series Broad Market Opportunities Fund	38,084	471,477
Fidelity Series Small Cap Opportunities Fund	3,319	40,917
TOTAL DOMESTIC EQUITY FUNDS		2,049,579
International Equity Funds - 7.1%
Fidelity Advisor International Discovery Fund Institutional Class	9,036	329,197
TOTAL EQUITY FUNDS (Cost $1,875,746)		2,378,776
Fixed-Income Funds - 34.4%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	11,035	108,803
Fidelity Strategic Income Fund	9,486	108,802
TOTAL HIGH YIELD FIXED-INCOME FUNDS		217,605

	Shares	Value
Investment Grade Fixed-Income Funds - 29.7%
Fidelity Government Income Fund	26,100	$ 276,656
Fidelity Strategic Real Return Fund	28,087	276,656
Fidelity Total Bond Fund	75,357	830,430
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,383,742
TOTAL FIXED-INCOME FUNDS (Cost $1,552,499)		1,601,347
Short-Term Funds - 14.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	334,777	334,777
Fidelity Short-Term Bond Fund	38,882	334,777
TOTAL SHORT-TERM FUNDS (Cost $664,033)		669,554
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,092,278)		4,649,677
NET OTHER ASSETS (LIABILITIES) - 0.0%		(274)
NET ASSETS - 100%		$ 4,649,403
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $4,104,652. Net unrealized appreciation aggregated $545,025, of which $548,298 related to appreciated investment securities and $3,273 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2018 FundSM

April 30, 2013

1.858580.105

RW18-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 23.1%
	Shares	Value
Domestic Equity Funds - 21.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,781	$ 169,739
Fidelity Blue Chip Growth Fund	2,913	158,052
Fidelity Disciplined Equity Fund	6,586	181,983
Fidelity Equity-Income Fund	4,575	242,644
Fidelity Series 100 Index Fund	14,995	158,053
Fidelity Series Broad Market Opportunities Fund	22,567	279,374
Fidelity Series Small Cap Opportunities Fund	1,986	24,487
TOTAL DOMESTIC EQUITY FUNDS		1,214,332
International Equity Funds - 1.3%
Fidelity Advisor International Discovery Fund Institutional Class	2,016	73,461
TOTAL EQUITY FUNDS (Cost $1,087,732)		1,287,793
Fixed-Income Funds - 41.8%
	Shares	Value
Investment Grade Fixed-Income Funds - 41.8%
Fidelity Government Income Fund	43,839	$ 464,696
Fidelity Strategic Real Return Fund	47,177	464,697
Fidelity Total Bond Fund	126,556	1,394,646
TOTAL FIXED-INCOME FUNDS (Cost $2,255,857)		2,324,039
Short-Term Funds - 35.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	976,698	976,698
Fidelity Short-Term Bond Fund	113,438	976,698
TOTAL SHORT-TERM FUNDS (Cost $1,941,016)		1,953,396
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,284,605)		5,565,228
NET OTHER ASSETS (LIABILITIES) - 0.0%		(657)
NET ASSETS - 100%		$ 5,564,571
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $5,342,309. Net unrealized appreciation aggregated $222,919, of which $239,098 related to appreciated investment securities and $16,179 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2024 FundSM

April 30, 2013

1.858588.105

RW24-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 43.0%
	Shares	Value
Domestic Equity Funds - 38.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,357	$ 142,220
Fidelity Blue Chip Growth Fund	2,435	132,137
Fidelity Disciplined Equity Fund	5,522	152,568
Fidelity Equity-Income Fund	3,832	203,247
Fidelity Series 100 Index Fund	12,537	132,137
Fidelity Series Broad Market Opportunities Fund	18,882	233,761
Fidelity Series Small Cap Opportunities Fund	1,657	20,431
TOTAL DOMESTIC EQUITY FUNDS		1,016,501
International Equity Funds - 4.7%
Fidelity Advisor International Discovery Fund Institutional Class	3,394	123,647
TOTAL EQUITY FUNDS (Cost $968,997)		1,140,148
Fixed-Income Funds - 37.5%

High Yield Fixed-Income Funds - 3.4%
Fidelity Capital & Income Fund	4,629	45,638
Fidelity Strategic Income Fund	3,979	45,638
TOTAL HIGH YIELD FIXED-INCOME FUNDS		91,276

	Shares	Value
Investment Grade Fixed-Income Funds - 34.1%
Fidelity Government Income Fund	17,047	$ 180,694
Fidelity Strategic Real Return Fund	18,345	180,694
Fidelity Total Bond Fund	49,191	542,083
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		903,471
TOTAL FIXED-INCOME FUNDS (Cost $976,103)		994,747
Short-Term Funds - 19.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	259,233	259,233
Fidelity Short-Term Bond Fund	30,108	259,233
TOTAL SHORT-TERM FUNDS (Cost $516,010)		518,466
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,461,110)		2,653,361
NET OTHER ASSETS (LIABILITIES) - 0.0%		(255)
NET ASSETS - 100%		$ 2,653,106
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $2,479,559. Net unrealized appreciation aggregated $173,802, of which $181,601 related to appreciated investment securities and $7,799 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2026 FundSM

April 30, 2013

1.858590.105

RW26-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 46.5%
	Shares	Value
Domestic Equity Funds - 41.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	5,862	$ 113,310
Fidelity Blue Chip Growth Fund	1,943	105,400
Fidelity Disciplined Equity Fund	4,394	121,418
Fidelity Equity-Income Fund	3,053	161,956
Fidelity Series 100 Index Fund	10,000	105,400
Fidelity Series Broad Market Opportunities Fund	15,047	186,280
Fidelity Series Small Cap Opportunities Fund	1,315	16,215
TOTAL DOMESTIC EQUITY FUNDS		809,979
International Equity Funds - 5.5%
Fidelity Advisor International Discovery Fund Institutional Class	2,986	108,762
TOTAL EQUITY FUNDS (Cost $790,698)		918,741
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund	3,971	39,154
Fidelity Strategic Income Fund	3,414	39,154
TOTAL HIGH YIELD FIXED-INCOME FUNDS		78,308

	Shares	Value
Investment Grade Fixed-Income Funds - 32.4%
Fidelity Government Income Fund	12,070	$ 127,944
Fidelity Strategic Real Return Fund	12,989	127,944
Fidelity Total Bond Fund	34,884	384,425
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		640,313
TOTAL FIXED-INCOME FUNDS (Cost $714,474)		718,621
Short-Term Funds - 17.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	169,862	169,862
Fidelity Short-Term Bond Fund	19,752	170,064
TOTAL SHORT-TERM FUNDS (Cost $338,694)		339,926
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,843,866)		1,977,288
NET OTHER ASSETS (LIABILITIES) - 0.0%		(101)
NET ASSETS - 100%		$ 1,977,187
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $1,857,899. Net unrealized appreciation aggregated $119,389, of which $123,099 related to appreciated investment securities and $3,710 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2028 FundSM

April 30, 2013

1.858592.105

RW28-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.1%
	Shares	Value
Domestic Equity Funds - 42.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	23,192	$ 448,299
Fidelity Blue Chip Growth Fund	7,669	416,117
Fidelity Disciplined Equity Fund	17,363	479,732
Fidelity Equity-Income Fund	12,064	639,893
Fidelity Series 100 Index Fund	39,480	416,117
Fidelity Series Broad Market Opportunities Fund	59,486	736,438
Fidelity Series Small Cap Opportunities Fund	5,220	64,363
TOTAL DOMESTIC EQUITY FUNDS		3,200,959
International Equity Funds - 6.3%
Fidelity Advisor International Discovery Fund Institutional Class	12,943	471,500
TOTAL EQUITY FUNDS (Cost $3,099,238)		3,672,459
Fixed-Income Funds - 35.1%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund	16,547	163,154
Fidelity Strategic Income Fund	14,224	163,154
TOTAL HIGH YIELD FIXED-INCOME FUNDS		326,308

	Shares	Value
Investment Grade Fixed-Income Funds - 30.7%
Fidelity Government Income Fund	43,422	$ 460,274
Fidelity Strategic Real Return Fund	46,728	460,274
Fidelity Total Bond Fund	125,301	1,380,820
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,301,368
TOTAL FIXED-INCOME FUNDS (Cost $2,543,518)		2,627,676
Short-Term Funds - 15.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	591,994	591,994
Fidelity Short-Term Bond Fund	68,757	591,994
TOTAL SHORT-TERM FUNDS (Cost $1,174,980)		1,183,988
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,817,736)		7,484,123
NET OTHER ASSETS (LIABILITIES) - 0.0%		(100)
NET ASSETS - 100%		$ 7,484,023
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $6,868,979. Net unrealized appreciation aggregated $615,144, of which $631,254 related to appreciated investment securities and $16,110 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2030 FundSM

April 30, 2013

1.858594.105

RW30-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.2%
	Shares	Value
Domestic Equity Funds - 44.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	14,841	$ 286,885
Fidelity Blue Chip Growth Fund	4,910	266,427
Fidelity Disciplined Equity Fund	11,124	307,344
Fidelity Equity-Income Fund	7,732	410,102
Fidelity Series 100 Index Fund	25,278	266,427
Fidelity Series Broad Market Opportunities Fund	38,084	471,477
Fidelity Series Small Cap Opportunities Fund	3,319	40,917
TOTAL DOMESTIC EQUITY FUNDS		2,049,579
International Equity Funds - 7.1%
Fidelity Advisor International Discovery Fund Institutional Class	9,036	329,197
TOTAL EQUITY FUNDS (Cost $1,875,746)		2,378,776
Fixed-Income Funds - 34.4%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	11,035	108,803
Fidelity Strategic Income Fund	9,486	108,802
TOTAL HIGH YIELD FIXED-INCOME FUNDS		217,605

	Shares	Value
Investment Grade Fixed-Income Funds - 29.7%
Fidelity Government Income Fund	26,100	$ 276,656
Fidelity Strategic Real Return Fund	28,087	276,656
Fidelity Total Bond Fund	75,357	830,430
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,383,742
TOTAL FIXED-INCOME FUNDS (Cost $1,552,499)		1,601,347
Short-Term Funds - 14.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.10%	334,777	334,777
Fidelity Short-Term Bond Fund	38,882	334,777
TOTAL SHORT-TERM FUNDS (Cost $664,033)		669,554
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,092,278)		4,649,677
NET OTHER ASSETS (LIABILITIES) - 0.0%		(274)
NET ASSETS - 100%		$ 4,649,403
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $4,104,652. Net unrealized appreciation aggregated $545,025, of which $548,298 related to appreciated investment securities and $3,273 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2013